UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Discovery Fund, and Fidelity International Value Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2006

1.804822.102

IGI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
Australia - 5.1%
AMP Ltd.	2,219,300	$ 15,322
Australia & New Zealand Banking Group Ltd.	871,800	16,867
Babcock & Brown Japan Property Trust	8,156,000	10,374
BHP Billiton Ltd.	2,656,100	56,044
Billabong International Ltd.	2,162,828	23,948
Commonwealth Bank of Australia	296,000	10,161
Computershare Ltd.	3,151,800	18,982
CSL Ltd.	606,250	24,504
Downer EDI Ltd.	3,246,297	18,631
Dyno Nobel Ltd.	1,156,300	2,153
Fosters Group Ltd.	4,060,500	16,739
Macquarie Airports unit	2,051,846	4,842
Macquarie Bank Ltd.	420,000	19,905
Macquarie Communications Infrastructure Group unit	1,632,940	7,583
Macquarie Infrastructure Group unit	1,680,541	3,503
Mortgage Choice Ltd.	1,123,400	2,135
Multiplex Group unit	6,100,300	16,687
National Australia Bank Ltd.	1,216,500	33,288
QBE Insurance Group Ltd.	1,230,667	20,793
Seek Ltd.	2,000,000	7,203
Sydney Roads Group unit	560,180	442
Transurban Group unit	952,767	5,169
Woolworths Ltd.	1,727,500	25,203
TOTAL AUSTRALIA		360,478
Austria - 0.7%
Austriamicrosystems AG (a)	111,000	6,025
C.A.T. oil AG Bearer	201,300	4,050
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	160,500	7,764
OMV AG	379,500	23,278
Telekom Austria AG	472,700	10,681
TOTAL AUSTRIA		51,798
Belgium - 0.2%
Almancora SCA (Certificaten Van Aandelen)	131,700	17,344
Bermuda - 0.1%
Catlin Group Ltd.	486,300	3,979
Ports Design Ltd.	2,005,000	3,045
TOTAL BERMUDA		7,024
Common Stocks - continued
	Shares	Value (000s)
Brazil - 0.1%
Banco Nossa Caixa SA	256,500	$ 5,425
CSU Cardsystem SA sponsored ADR (e)	158,000	2,521
TOTAL BRAZIL		7,946
Cayman Islands - 0.5%
Foxconn International Holdings Ltd. (a)	5,711,000	13,274
GlobalSantaFe Corp.	283,300	15,562
Himax Technologies, Inc. sponsored ADR	158,800	1,027
Xinao Gas Holdings Ltd.	5,392,000	5,135
TOTAL CAYMAN ISLANDS		34,998
China - 0.5%
Bank of China Ltd. (H Shares)	10,737,000	4,740
China Shenhua Energy Co. Ltd. (H Shares)	5,943,500	10,694
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	238,791	2,426
Focus Media Holding Ltd. ADR	281,700	17,637
TOTAL CHINA		35,497
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	18,070
Finland - 1.8%
Citycon Oyj	692,322	3,360
Fortum Oyj	964,500	26,143
Metso Corp.	294,800	10,630
Neste Oil Oyj	1,072,050	36,973
Nokia Corp. sponsored ADR	2,683,300	53,264
TOTAL FINLAND		130,370
France - 12.6%
Alcatel SA (RFD)	1,089,900	12,294
Alstom SA (a)	344,200	29,875
April Group	354,700	17,670
AXA SA	1,209,666	41,600
BNP Paribas SA	433,539	42,198
Carrefour SA	888,400	55,389
Compagnie Generale de Geophysique SA (a)	156,799	27,099
Electricite de France	318,800	16,423
Groupe Danone	228,600	30,222
Icade SA	254,900	11,783
L'Oreal SA	539,300	54,042
Louis Vuitton Moet Hennessy (LVMH)	338,000	33,957
Common Stocks - continued
	Shares	Value (000s)
France - continued
Neopost SA	291,400	$ 31,732
Nexity	424,250	24,300
Orpea (a)(d)	279,164	19,256
Pernod Ricard SA	230,900	48,075
Renault SA	470,300	51,393
Sanofi-Aventis sponsored ADR	1,013,100	48,011
Schneider Electric SA	197,100	20,267
Societe Generale Series A	302,400	45,116
SR Teleperformance SA	230,684	8,802
Suez SA (France)	1,147,200	47,566
Total SA Series B	1,509,776	103,012
Veolia Environnement	283,300	15,387
Vinci SA	273,400	27,781
Vivendi Universal SA sponsored ADR	1,039,400	35,090
TOTAL FRANCE		898,340
Germany - 8.8%
ADVA AG Optical Networking (a)	279,500	2,353
Allianz AG (Reg.)	441,830	69,500
Bayer AG sponsored ADR	1,005,300	49,491
Bilfinger Berger AG	260,300	13,596
Continental AG	93,400	9,544
Deutsche Boerse AG	243,700	34,600
Deutsche Postbank AG	277,100	20,264
E.ON AG	789,000	95,082
Fresenius Medical Care AG	144,900	17,361
GFK AG	288,897	10,148
Hugo Boss AG	43,200	1,825
Hypo Real Estate Holding AG	179,368	9,976
Infineon Technologies AG sponsored ADR (a)	2,707,400	29,132
KarstadtQuelle AG (a)(d)	297,300	6,995
Linde AG	379,228	32,044
Merck KGaA	193,100	17,616
MPC Muenchmeyer Petersen Capital AG	50,500	3,658
MTU Aero Engines Holding AG	337,500	12,002
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	185,100	25,495
Pfleiderer AG	1,097,696	25,940
Premiere AG (a)(d)	907,900	11,249
Puma AG	44,800	16,247
Q-Cells AG (d)	143,000	10,240
RWE AG	620,119	54,473
SAP AG	49,800	9,089
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SGL Carbon AG (a)	632,300	$ 11,647
SolarWorld AG (d)	142,400	7,783
Wincor Nixdorf AG	117,800	15,541
TOTAL GERMANY		622,891
Greece - 0.3%
EFG Eurobank Ergasias SA	374,100	10,561
Greek Organization of Football Prognostics SA	359,130	13,037
TOTAL GREECE		23,598
Hong Kong - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	6,811
CNOOC Ltd.	21,546,300	18,500
Esprit Holdings Ltd.	3,746,000	28,492
TOTAL HONG KONG		53,803
India - 0.4%
Infosys Technologies Ltd.	711,488	25,331
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	5,903,500	7,680
Ireland - 0.9%
AgCert International (a)	1,462,000	4,711
Allied Irish Banks PLC	910,700	21,875
C&C Group PLC	2,070,005	21,682
Paddy Power PLC (Ireland)	623,197	10,404
Ryanair Holdings PLC sponsored ADR (a)	128,600	7,267
TOTAL IRELAND		65,939
Israel - 0.4%
Bank Hapoalim BM (Reg.)	2,497,200	11,167
Ormat Industries Ltd.	1,771,900	18,272
TOTAL ISRAEL		29,439
Italy - 3.2%
Azimut Holdings Spa	401,017	4,089
Banca Credit Firenze	2,548,526	7,162
ENI Spa	288,800	8,863
ENI Spa sponsored ADR	401,950	24,672
FASTWEB Spa	262,300	10,149
Fiat Spa (a)	2,195,000	31,063
Geox Spa	802,030	9,557
Lottomatica Spa	869,825	32,321
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Mediobanca Spa	391,500	$ 7,953
Milano Assicurazioni Spa	1,947,700	13,338
Pirelli & C. Real Estate Spa	235,100	13,198
Saras Raffinerie Sarde Spa	701,500	4,422
Unicredito Italiano Spa	8,207,800	63,168
TOTAL ITALY		229,955
Japan - 17.8%
Aeon Co. Ltd.	1,499,400	34,984
Aeon Fantasy Co. Ltd.	19,400	723
Asics Corp.	1,396,000	13,796
Canon, Inc.	1,165,350	55,999
Credit Saison Co. Ltd.	188,700	8,180
Daiwa House Industry Co. Ltd.	939,000	15,299
Daiwa Securities Group, Inc.	2,659,000	29,709
East Japan Railway Co.	3,017	22,447
Fanuc Ltd.	288,900	24,090
Fast Retailing Co. Ltd.	149,500	12,166
Fullcast Co. Ltd. (d)	1,334	3,956
Honda Motor Co. Ltd.	536,700	17,684
Hoya Corp.	800,000	27,981
Japan Tobacco, Inc.	10,045	38,463
JSR Corp.	412,600	9,717
JTEKT Corp.	659,000	12,301
Kahma Co. Ltd. (d)	350,300	8,143
Kansai Urban Banking Corp.	1,288,000	5,078
Keyence Corp.	82,600	18,854
Kose Corp.	175,300	5,902
Matsushita Electric Industrial Co. Ltd.	2,184,000	45,296
Mitsubishi Estate Co. Ltd.	1,001,000	20,736
Mitsubishi UFJ Financial Group, Inc.	3,395	47,360
Mitsui & Co. Ltd. (d)	2,155,000	32,837
Mitsui Fudosan Co. Ltd.	1,385,000	29,415
Mizuho Financial Group, Inc.	7,321	61,493
Nidec Corp. (d)	131,900	9,365
Nikko Cordial Corp.	620,000	7,392
Nintendo Co. Ltd.	320,900	59,926
Nippon Electric Glass Co. Ltd.	414,000	9,244
Nippon Oil Corp.	1,544,000	12,093
Nishimatsuya Chain Co. Ltd.	141,800	2,702
Nissan Motor Co. Ltd. (d)	1,373,400	14,798
Nitto Denko Corp.	205,700	14,945
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nomura Holdings, Inc.	433,500	$ 7,725
NSK Ltd.	1,893,000	14,513
NTT DoCoMo, Inc.	14,945	21,730
Omron Corp.	555,800	13,986
ORIX Corp.	206,040	54,004
Shin-Etsu Chemical Co. Ltd.	57,600	3,336
Sompo Japan Insurance, Inc.	2,002,000	27,048
Sony Corp. sponsored ADR	583,100	26,817
St. Marc Holdings Co. Ltd.	83,900	5,452
Sugi Pharmacy Co. Ltd. (d)	546,800	10,087
Sumco Corp.	373,900	21,720
Sumitomo Electric Industries Ltd.	1,786,100	23,415
Sumitomo Metal Industries Ltd.	4,099,000	16,375
Sumitomo Mitsui Financial Group, Inc.	5,877	62,538
Sumitomo Trust & Banking Co. Ltd.	1,452,000	15,413
T&D Holdings, Inc.	378,050	30,040
Takeda Pharamaceutical Co. Ltd.	698,600	45,091
The Sumitomo Warehouse Co. Ltd. (d)	338,000	2,258
Token Corp.	78,400	5,505
Tokuyama Corp.	523,000	6,947
Tokyo Tomin Bank Ltd.	40,700	1,796
Toyota Motor Corp.	1,677,000	88,227
Valor Co. Ltd.	147,400	2,616
Yamada Denki Co. Ltd.	255,400	24,838
TOTAL JAPAN		1,264,551
Korea (South) - 1.3%
Kookmin Bank	258,550	22,576
Korean Reinsurance Co.	946,600	10,902
LG Household & Health Care Ltd.	177,780	13,718
NHN Corp. (a)	246,216	27,376
Shinhan Financial Group Co. Ltd.	314,820	15,491
Shinsegae Co. Ltd.	7,900	3,904
TOTAL KOREA (SOUTH)		93,967
Luxembourg - 0.2%
SES Global unit	1,085,903	14,703
Mexico - 0.2%
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	10,697
Netherlands - 2.0%
Fugro NV (Certificaten Van Aandelen) unit	418,300	17,948
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	1,334,044	$ 54,029
Koninklijke KPN NV	2,772,000	31,478
Koninklijke Numico NV	461,400	22,137
Randstad Holdings NV	198,700	10,891
Tele Atlas NV (Netherlands) (a)	132,400	2,144
TOTAL NETHERLANDS		138,627
Norway - 1.9%
DnB NOR ASA	928,300	11,765
Norsk Hydro ASA	1,370,500	39,607
ProSafe ASA	329,200	19,523
Renewable Energy Corp. AS	756,200	10,167
Statoil ASA	511,800	15,176
TANDBERG ASA	1,789,900	16,722
Telenor ASA	1,897,200	24,198
TOTAL NORWAY		137,158
Portugal - 0.2%
Energias de Portugal SA	4,219,400	16,708
Russia - 0.3%
Novatek JSC GDR (e)	66,900	3,131
OAO Gazprom sponsored ADR	427,000	17,829
TOTAL RUSSIA		20,960
Singapore - 0.5%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	5,689
HTL International Holdings Ltd.	7,187,500	5,326
Keppel Corp. Ltd.	1,166,000	11,299
Sembcorp Marine Ltd.	5,118,000	10,827
Singapore Exchange Ltd.	694,000	1,626
TOTAL SINGAPORE		34,767
South Africa - 0.2%
FirstRand Ltd.	2,253,800	5,603
Steinhoff International Holdings Ltd.	2,419,100	7,417
TOTAL SOUTH AFRICA		13,020
Spain - 3.7%
Altadis SA (Spain)	379,400	17,955
Antena 3 Television SA	554,756	12,068
Banco Bilbao Vizcaya Argentaria SA	3,378,000	72,053
Banco Santander Central Hispano SA	3,660,200	55,450
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Gestevision Telecinco SA	256,800	$ 6,246
Inditex SA	1,032,600	44,859
Telefonica SA	3,291,100	55,587
TOTAL SPAIN		264,218
Sweden - 0.6%
Hennes & Mauritz AB (H&M) (B Shares)	574,100	21,308
Modern Times Group AB (MTG) (B Shares)	496,700	24,638
TOTAL SWEDEN		45,946
Switzerland - 9.6%
ABB Ltd. sponsored ADR	1,708,800	22,095
Actelion Ltd. (Reg.) (a)	123,336	15,544
Compagnie Financiere Richemont unit	525,208	23,686
Credit Suisse Group sponsored ADR	220,100	12,304
Credit Suisse Group (Reg.)	730,684	40,845
Lindt & Spruengli AG (participation certificate)	13,274	26,707
Nestle SA (Reg.)	242,443	79,442
Nobel Biocare Holding AG (Switzerland)	68,513	16,228
Novartis AG (Reg.)	1,871,819	105,234
Pargesa Holding SA	141,700	13,529
Phonak Holding AG	79,841	5,041
Roche Holding AG (participation certificate)	704,768	125,417
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	11,922
Swiss Life Holding	98,975	22,861
Syngenta AG (Switzerland)	279,681	40,204
Tecan Group AG	62,689	3,479
The Swatch Group AG (Reg.)	389,573	14,166
UBS AG (NY Shares)	1,414,100	76,927
Zurich Financial Services AG	108,976	24,462
TOTAL SWITZERLAND		680,093
Taiwan - 0.5%
Holtek Semiconductor, Inc.	2,808,044	5,042
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,415,742	20,236
Phoenix Precision Technology Corp.	147,000	193
Shin Kong Financial Holding Co. Ltd.	9,619,000	10,002
TOTAL TAIWAN		35,473
Turkey - 0.3%
Finansbank AS	5,689,491	22,035
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	913,600	$ 38,144
AstraZeneca PLC sponsored ADR	1,130,000	68,964
BAE Systems PLC	4,081,909	27,241
Benfield Group PLC	2,897,300	19,511
BG Group PLC	1,368,000	18,400
BG Group PLC sponsored ADR	200,000	13,478
BHP Billiton PLC	1,397,300	26,468
BP PLC sponsored ADR	1,775,200	128,728
British American Tobacco PLC	1,173,500	31,573
British American Tobacco PLC sponsored ADR	402,700	21,669
British Land Co. PLC	627,900	16,034
Cable & Wireless PLC	8,734,800	18,765
Capita Group PLC	1,106,900	10,809
CLS Holdings PLC (a)	605,376	6,706
Enterprise Inns PLC	505,225	9,174
GlaxoSmithKline PLC	249,400	6,900
GlaxoSmithKline PLC sponsored ADR	1,674,800	92,667
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,810,944	69,329
(United Kingdom) (Reg.)	700,000	12,734
Imperial Energy PLC (a)	372,200	5,910
Imperial Tobacco Group PLC	76,000	2,485
Imperial Tobacco Group PLC sponsored ADR	175,100	11,425
Informa PLC	1,379,400	11,235
International Power PLC	5,092,700	28,017
Man Group PLC	273,700	12,547
Marks & Spencer Group PLC	4,168,800	46,453
National Grid PLC	1,576,500	17,950
NDS Group PLC sponsored ADR (a)	112,400	5,321
Prudential PLC	1,167,482	12,268
Reckitt Benckiser PLC	1,303,300	52,296
Renovo Group PLC	3,101,700	6,200
Reuters Group PLC sponsored ADR (d)	481,050	21,157
Rio Tinto PLC sponsored ADR (d)	137,100	28,639
Rolls-Royce Group PLC	3,776,051	31,090
Royal Bank of Scotland Group PLC	759,471	24,714
Royal Dutch Shell PLC Class B	1,999,459	73,840
Scottish & Southern Energy PLC	1,387,700	31,367
SIG PLC	536,100	9,294
Smiths Group PLC	913,000	15,375
Standard Life PLC	2,751,000	12,848
Tesco PLC	9,498,512	63,789
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vedanta Resources PLC	464,600	$ 11,456
Vodafone Group PLC	20,051,336	43,471
VT Group PLC	1,218,600	11,393
Whatman PLC	735,900	3,987
William Hill PLC	1,250,500	13,806
Wolfson Microelectronics PLC (a)	138,200	1,167
TOTAL UNITED KINGDOM		1,246,794
United States of America - 0.8%
Macquarie Infrastructure Co. Trust	131,000	3,360
NTL, Inc.	943,200	21,552
Synthes, Inc.	253,649	29,268
TOTAL UNITED STATES OF AMERICA		54,180
TOTAL COMMON STOCKS (Cost $5,648,524)		6,714,398
Nonconvertible Preferred Stocks - 1.6%

Germany - 0.7%
Fresenius AG (non-vtg.)	94,600	15,555
Hugo Boss AG (non-vtg.)	332,800	13,795
Porsche AG (non-vtg.)	21,395	20,961
TOTAL GERMANY		50,311
Italy - 0.9%
Banca Intesa Spa (Risp)	5,848,702	31,430
Telecom Italia Spa (Risp)	13,954,800	33,672
TOTAL ITALY		65,102
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $96,214)		115,413
Government Obligations - 0.1%
	Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.8% to 5.04% 9/7/06 to 10/19/06 (f) (Cost $5,410)	$ 5,460	5,411
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (b)	252,238,810	$ 252,239
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	82,584,149	82,584
TOTAL MONEY MARKET FUNDS (Cost $334,823)		334,823
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,084,971)		7,170,045
NET OTHER ASSETS - (0.9)%		(65,972)
NET ASSETS - 100%		$ 7,104,073
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,382 Nikkei 225 Index Futures Contracts (Japan)	Sept. 2006	$ 106,656	$ (2,156)
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,652,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,411,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,399
Fidelity Securities Lending Cash Central Fund	5,361
Total	$ 12,760
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,086,338,000. Net unrealized appreciation aggregated $1,083,707,000, of which $1,205,344,000 related to appreciated investment securities and $121,637,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.100

AIGI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
Australia - 5.1%
AMP Ltd.	2,219,300	$ 15,322
Australia & New Zealand Banking Group Ltd.	871,800	16,867
Babcock & Brown Japan Property Trust	8,156,000	10,374
BHP Billiton Ltd.	2,656,100	56,044
Billabong International Ltd.	2,162,828	23,948
Commonwealth Bank of Australia	296,000	10,161
Computershare Ltd.	3,151,800	18,982
CSL Ltd.	606,250	24,504
Downer EDI Ltd.	3,246,297	18,631
Dyno Nobel Ltd.	1,156,300	2,153
Fosters Group Ltd.	4,060,500	16,739
Macquarie Airports unit	2,051,846	4,842
Macquarie Bank Ltd.	420,000	19,905
Macquarie Communications Infrastructure Group unit	1,632,940	7,583
Macquarie Infrastructure Group unit	1,680,541	3,503
Mortgage Choice Ltd.	1,123,400	2,135
Multiplex Group unit	6,100,300	16,687
National Australia Bank Ltd.	1,216,500	33,288
QBE Insurance Group Ltd.	1,230,667	20,793
Seek Ltd.	2,000,000	7,203
Sydney Roads Group unit	560,180	442
Transurban Group unit	952,767	5,169
Woolworths Ltd.	1,727,500	25,203
TOTAL AUSTRALIA		360,478
Austria - 0.7%
Austriamicrosystems AG (a)	111,000	6,025
C.A.T. oil AG Bearer	201,300	4,050
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	160,500	7,764
OMV AG	379,500	23,278
Telekom Austria AG	472,700	10,681
TOTAL AUSTRIA		51,798
Belgium - 0.2%
Almancora SCA (Certificaten Van Aandelen)	131,700	17,344
Bermuda - 0.1%
Catlin Group Ltd.	486,300	3,979
Ports Design Ltd.	2,005,000	3,045
TOTAL BERMUDA		7,024
Common Stocks - continued
	Shares	Value (000s)
Brazil - 0.1%
Banco Nossa Caixa SA	256,500	$ 5,425
CSU Cardsystem SA sponsored ADR (e)	158,000	2,521
TOTAL BRAZIL		7,946
Cayman Islands - 0.5%
Foxconn International Holdings Ltd. (a)	5,711,000	13,274
GlobalSantaFe Corp.	283,300	15,562
Himax Technologies, Inc. sponsored ADR	158,800	1,027
Xinao Gas Holdings Ltd.	5,392,000	5,135
TOTAL CAYMAN ISLANDS		34,998
China - 0.5%
Bank of China Ltd. (H Shares)	10,737,000	4,740
China Shenhua Energy Co. Ltd. (H Shares)	5,943,500	10,694
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	238,791	2,426
Focus Media Holding Ltd. ADR	281,700	17,637
TOTAL CHINA		35,497
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	18,070
Finland - 1.8%
Citycon Oyj	692,322	3,360
Fortum Oyj	964,500	26,143
Metso Corp.	294,800	10,630
Neste Oil Oyj	1,072,050	36,973
Nokia Corp. sponsored ADR	2,683,300	53,264
TOTAL FINLAND		130,370
France - 12.6%
Alcatel SA (RFD)	1,089,900	12,294
Alstom SA (a)	344,200	29,875
April Group	354,700	17,670
AXA SA	1,209,666	41,600
BNP Paribas SA	433,539	42,198
Carrefour SA	888,400	55,389
Compagnie Generale de Geophysique SA (a)	156,799	27,099
Electricite de France	318,800	16,423
Groupe Danone	228,600	30,222
Icade SA	254,900	11,783
L'Oreal SA	539,300	54,042
Louis Vuitton Moet Hennessy (LVMH)	338,000	33,957
Common Stocks - continued
	Shares	Value (000s)
France - continued
Neopost SA	291,400	$ 31,732
Nexity	424,250	24,300
Orpea (a)(d)	279,164	19,256
Pernod Ricard SA	230,900	48,075
Renault SA	470,300	51,393
Sanofi-Aventis sponsored ADR	1,013,100	48,011
Schneider Electric SA	197,100	20,267
Societe Generale Series A	302,400	45,116
SR Teleperformance SA	230,684	8,802
Suez SA (France)	1,147,200	47,566
Total SA Series B	1,509,776	103,012
Veolia Environnement	283,300	15,387
Vinci SA	273,400	27,781
Vivendi Universal SA sponsored ADR	1,039,400	35,090
TOTAL FRANCE		898,340
Germany - 8.8%
ADVA AG Optical Networking (a)	279,500	2,353
Allianz AG (Reg.)	441,830	69,500
Bayer AG sponsored ADR	1,005,300	49,491
Bilfinger Berger AG	260,300	13,596
Continental AG	93,400	9,544
Deutsche Boerse AG	243,700	34,600
Deutsche Postbank AG	277,100	20,264
E.ON AG	789,000	95,082
Fresenius Medical Care AG	144,900	17,361
GFK AG	288,897	10,148
Hugo Boss AG	43,200	1,825
Hypo Real Estate Holding AG	179,368	9,976
Infineon Technologies AG sponsored ADR (a)	2,707,400	29,132
KarstadtQuelle AG (a)(d)	297,300	6,995
Linde AG	379,228	32,044
Merck KGaA	193,100	17,616
MPC Muenchmeyer Petersen Capital AG	50,500	3,658
MTU Aero Engines Holding AG	337,500	12,002
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	185,100	25,495
Pfleiderer AG	1,097,696	25,940
Premiere AG (a)(d)	907,900	11,249
Puma AG	44,800	16,247
Q-Cells AG (d)	143,000	10,240
RWE AG	620,119	54,473
SAP AG	49,800	9,089
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SGL Carbon AG (a)	632,300	$ 11,647
SolarWorld AG (d)	142,400	7,783
Wincor Nixdorf AG	117,800	15,541
TOTAL GERMANY		622,891
Greece - 0.3%
EFG Eurobank Ergasias SA	374,100	10,561
Greek Organization of Football Prognostics SA	359,130	13,037
TOTAL GREECE		23,598
Hong Kong - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	6,811
CNOOC Ltd.	21,546,300	18,500
Esprit Holdings Ltd.	3,746,000	28,492
TOTAL HONG KONG		53,803
India - 0.4%
Infosys Technologies Ltd.	711,488	25,331
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	5,903,500	7,680
Ireland - 0.9%
AgCert International (a)	1,462,000	4,711
Allied Irish Banks PLC	910,700	21,875
C&C Group PLC	2,070,005	21,682
Paddy Power PLC (Ireland)	623,197	10,404
Ryanair Holdings PLC sponsored ADR (a)	128,600	7,267
TOTAL IRELAND		65,939
Israel - 0.4%
Bank Hapoalim BM (Reg.)	2,497,200	11,167
Ormat Industries Ltd.	1,771,900	18,272
TOTAL ISRAEL		29,439
Italy - 3.2%
Azimut Holdings Spa	401,017	4,089
Banca Credit Firenze	2,548,526	7,162
ENI Spa	288,800	8,863
ENI Spa sponsored ADR	401,950	24,672
FASTWEB Spa	262,300	10,149
Fiat Spa (a)	2,195,000	31,063
Geox Spa	802,030	9,557
Lottomatica Spa	869,825	32,321
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Mediobanca Spa	391,500	$ 7,953
Milano Assicurazioni Spa	1,947,700	13,338
Pirelli & C. Real Estate Spa	235,100	13,198
Saras Raffinerie Sarde Spa	701,500	4,422
Unicredito Italiano Spa	8,207,800	63,168
TOTAL ITALY		229,955
Japan - 17.8%
Aeon Co. Ltd.	1,499,400	34,984
Aeon Fantasy Co. Ltd.	19,400	723
Asics Corp.	1,396,000	13,796
Canon, Inc.	1,165,350	55,999
Credit Saison Co. Ltd.	188,700	8,180
Daiwa House Industry Co. Ltd.	939,000	15,299
Daiwa Securities Group, Inc.	2,659,000	29,709
East Japan Railway Co.	3,017	22,447
Fanuc Ltd.	288,900	24,090
Fast Retailing Co. Ltd.	149,500	12,166
Fullcast Co. Ltd. (d)	1,334	3,956
Honda Motor Co. Ltd.	536,700	17,684
Hoya Corp.	800,000	27,981
Japan Tobacco, Inc.	10,045	38,463
JSR Corp.	412,600	9,717
JTEKT Corp.	659,000	12,301
Kahma Co. Ltd. (d)	350,300	8,143
Kansai Urban Banking Corp.	1,288,000	5,078
Keyence Corp.	82,600	18,854
Kose Corp.	175,300	5,902
Matsushita Electric Industrial Co. Ltd.	2,184,000	45,296
Mitsubishi Estate Co. Ltd.	1,001,000	20,736
Mitsubishi UFJ Financial Group, Inc.	3,395	47,360
Mitsui & Co. Ltd. (d)	2,155,000	32,837
Mitsui Fudosan Co. Ltd.	1,385,000	29,415
Mizuho Financial Group, Inc.	7,321	61,493
Nidec Corp. (d)	131,900	9,365
Nikko Cordial Corp.	620,000	7,392
Nintendo Co. Ltd.	320,900	59,926
Nippon Electric Glass Co. Ltd.	414,000	9,244
Nippon Oil Corp.	1,544,000	12,093
Nishimatsuya Chain Co. Ltd.	141,800	2,702
Nissan Motor Co. Ltd. (d)	1,373,400	14,798
Nitto Denko Corp.	205,700	14,945
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nomura Holdings, Inc.	433,500	$ 7,725
NSK Ltd.	1,893,000	14,513
NTT DoCoMo, Inc.	14,945	21,730
Omron Corp.	555,800	13,986
ORIX Corp.	206,040	54,004
Shin-Etsu Chemical Co. Ltd.	57,600	3,336
Sompo Japan Insurance, Inc.	2,002,000	27,048
Sony Corp. sponsored ADR	583,100	26,817
St. Marc Holdings Co. Ltd.	83,900	5,452
Sugi Pharmacy Co. Ltd. (d)	546,800	10,087
Sumco Corp.	373,900	21,720
Sumitomo Electric Industries Ltd.	1,786,100	23,415
Sumitomo Metal Industries Ltd.	4,099,000	16,375
Sumitomo Mitsui Financial Group, Inc.	5,877	62,538
Sumitomo Trust & Banking Co. Ltd.	1,452,000	15,413
T&D Holdings, Inc.	378,050	30,040
Takeda Pharamaceutical Co. Ltd.	698,600	45,091
The Sumitomo Warehouse Co. Ltd. (d)	338,000	2,258
Token Corp.	78,400	5,505
Tokuyama Corp.	523,000	6,947
Tokyo Tomin Bank Ltd.	40,700	1,796
Toyota Motor Corp.	1,677,000	88,227
Valor Co. Ltd.	147,400	2,616
Yamada Denki Co. Ltd.	255,400	24,838
TOTAL JAPAN		1,264,551
Korea (South) - 1.3%
Kookmin Bank	258,550	22,576
Korean Reinsurance Co.	946,600	10,902
LG Household & Health Care Ltd.	177,780	13,718
NHN Corp. (a)	246,216	27,376
Shinhan Financial Group Co. Ltd.	314,820	15,491
Shinsegae Co. Ltd.	7,900	3,904
TOTAL KOREA (SOUTH)		93,967
Luxembourg - 0.2%
SES Global unit	1,085,903	14,703
Mexico - 0.2%
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	10,697
Netherlands - 2.0%
Fugro NV (Certificaten Van Aandelen) unit	418,300	17,948
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	1,334,044	$ 54,029
Koninklijke KPN NV	2,772,000	31,478
Koninklijke Numico NV	461,400	22,137
Randstad Holdings NV	198,700	10,891
Tele Atlas NV (Netherlands) (a)	132,400	2,144
TOTAL NETHERLANDS		138,627
Norway - 1.9%
DnB NOR ASA	928,300	11,765
Norsk Hydro ASA	1,370,500	39,607
ProSafe ASA	329,200	19,523
Renewable Energy Corp. AS	756,200	10,167
Statoil ASA	511,800	15,176
TANDBERG ASA	1,789,900	16,722
Telenor ASA	1,897,200	24,198
TOTAL NORWAY		137,158
Portugal - 0.2%
Energias de Portugal SA	4,219,400	16,708
Russia - 0.3%
Novatek JSC GDR (e)	66,900	3,131
OAO Gazprom sponsored ADR	427,000	17,829
TOTAL RUSSIA		20,960
Singapore - 0.5%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	5,689
HTL International Holdings Ltd.	7,187,500	5,326
Keppel Corp. Ltd.	1,166,000	11,299
Sembcorp Marine Ltd.	5,118,000	10,827
Singapore Exchange Ltd.	694,000	1,626
TOTAL SINGAPORE		34,767
South Africa - 0.2%
FirstRand Ltd.	2,253,800	5,603
Steinhoff International Holdings Ltd.	2,419,100	7,417
TOTAL SOUTH AFRICA		13,020
Spain - 3.7%
Altadis SA (Spain)	379,400	17,955
Antena 3 Television SA	554,756	12,068
Banco Bilbao Vizcaya Argentaria SA	3,378,000	72,053
Banco Santander Central Hispano SA	3,660,200	55,450
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Gestevision Telecinco SA	256,800	$ 6,246
Inditex SA	1,032,600	44,859
Telefonica SA	3,291,100	55,587
TOTAL SPAIN		264,218
Sweden - 0.6%
Hennes & Mauritz AB (H&M) (B Shares)	574,100	21,308
Modern Times Group AB (MTG) (B Shares)	496,700	24,638
TOTAL SWEDEN		45,946
Switzerland - 9.6%
ABB Ltd. sponsored ADR	1,708,800	22,095
Actelion Ltd. (Reg.) (a)	123,336	15,544
Compagnie Financiere Richemont unit	525,208	23,686
Credit Suisse Group sponsored ADR	220,100	12,304
Credit Suisse Group (Reg.)	730,684	40,845
Lindt & Spruengli AG (participation certificate)	13,274	26,707
Nestle SA (Reg.)	242,443	79,442
Nobel Biocare Holding AG (Switzerland)	68,513	16,228
Novartis AG (Reg.)	1,871,819	105,234
Pargesa Holding SA	141,700	13,529
Phonak Holding AG	79,841	5,041
Roche Holding AG (participation certificate)	704,768	125,417
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	11,922
Swiss Life Holding	98,975	22,861
Syngenta AG (Switzerland)	279,681	40,204
Tecan Group AG	62,689	3,479
The Swatch Group AG (Reg.)	389,573	14,166
UBS AG (NY Shares)	1,414,100	76,927
Zurich Financial Services AG	108,976	24,462
TOTAL SWITZERLAND		680,093
Taiwan - 0.5%
Holtek Semiconductor, Inc.	2,808,044	5,042
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,415,742	20,236
Phoenix Precision Technology Corp.	147,000	193
Shin Kong Financial Holding Co. Ltd.	9,619,000	10,002
TOTAL TAIWAN		35,473
Turkey - 0.3%
Finansbank AS	5,689,491	22,035
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	913,600	$ 38,144
AstraZeneca PLC sponsored ADR	1,130,000	68,964
BAE Systems PLC	4,081,909	27,241
Benfield Group PLC	2,897,300	19,511
BG Group PLC	1,368,000	18,400
BG Group PLC sponsored ADR	200,000	13,478
BHP Billiton PLC	1,397,300	26,468
BP PLC sponsored ADR	1,775,200	128,728
British American Tobacco PLC	1,173,500	31,573
British American Tobacco PLC sponsored ADR	402,700	21,669
British Land Co. PLC	627,900	16,034
Cable & Wireless PLC	8,734,800	18,765
Capita Group PLC	1,106,900	10,809
CLS Holdings PLC (a)	605,376	6,706
Enterprise Inns PLC	505,225	9,174
GlaxoSmithKline PLC	249,400	6,900
GlaxoSmithKline PLC sponsored ADR	1,674,800	92,667
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,810,944	69,329
(United Kingdom) (Reg.)	700,000	12,734
Imperial Energy PLC (a)	372,200	5,910
Imperial Tobacco Group PLC	76,000	2,485
Imperial Tobacco Group PLC sponsored ADR	175,100	11,425
Informa PLC	1,379,400	11,235
International Power PLC	5,092,700	28,017
Man Group PLC	273,700	12,547
Marks & Spencer Group PLC	4,168,800	46,453
National Grid PLC	1,576,500	17,950
NDS Group PLC sponsored ADR (a)	112,400	5,321
Prudential PLC	1,167,482	12,268
Reckitt Benckiser PLC	1,303,300	52,296
Renovo Group PLC	3,101,700	6,200
Reuters Group PLC sponsored ADR (d)	481,050	21,157
Rio Tinto PLC sponsored ADR (d)	137,100	28,639
Rolls-Royce Group PLC	3,776,051	31,090
Royal Bank of Scotland Group PLC	759,471	24,714
Royal Dutch Shell PLC Class B	1,999,459	73,840
Scottish & Southern Energy PLC	1,387,700	31,367
SIG PLC	536,100	9,294
Smiths Group PLC	913,000	15,375
Standard Life PLC	2,751,000	12,848
Tesco PLC	9,498,512	63,789
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vedanta Resources PLC	464,600	$ 11,456
Vodafone Group PLC	20,051,336	43,471
VT Group PLC	1,218,600	11,393
Whatman PLC	735,900	3,987
William Hill PLC	1,250,500	13,806
Wolfson Microelectronics PLC (a)	138,200	1,167
TOTAL UNITED KINGDOM		1,246,794
United States of America - 0.8%
Macquarie Infrastructure Co. Trust	131,000	3,360
NTL, Inc.	943,200	21,552
Synthes, Inc.	253,649	29,268
TOTAL UNITED STATES OF AMERICA		54,180
TOTAL COMMON STOCKS (Cost $5,648,524)		6,714,398
Nonconvertible Preferred Stocks - 1.6%

Germany - 0.7%
Fresenius AG (non-vtg.)	94,600	15,555
Hugo Boss AG (non-vtg.)	332,800	13,795
Porsche AG (non-vtg.)	21,395	20,961
TOTAL GERMANY		50,311
Italy - 0.9%
Banca Intesa Spa (Risp)	5,848,702	31,430
Telecom Italia Spa (Risp)	13,954,800	33,672
TOTAL ITALY		65,102
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $96,214)		115,413
Government Obligations - 0.1%
	Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.8% to 5.04% 9/7/06 to 10/19/06 (f) (Cost $5,410)	$ 5,460	5,411
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (b)	252,238,810	$ 252,239
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	82,584,149	82,584
TOTAL MONEY MARKET FUNDS (Cost $334,823)		334,823
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,084,971)		7,170,045
NET OTHER ASSETS - (0.9)%		(65,972)
NET ASSETS - 100%		$ 7,104,073
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,382 Nikkei 225 Index Futures Contracts (Japan)	Sept. 2006	$ 106,656	$ (2,156)
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,652,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,411,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,399
Fidelity Securities Lending Cash Central Fund	5,361
Total	$ 12,760
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,086,338,000. Net unrealized appreciation aggregated $1,083,707,000, of which $1,205,344,000 related to appreciated investment securities and $121,637,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2006

1.804839.102

ISC-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 10.4%
Allied Gold Ltd. (a)	8,145,000	$ 2,216
AMP Ltd.	130,600	902
Austbrokers Holdings Ltd.	753,696	1,623
Australian Stock Exchange Ltd.	191,909	4,811
Australian Wealth Management Ltd.	3,628,887	6,256
Billabong International Ltd.	546,600	6,052
Biota Holdings Ltd. (a)	618,900	605
Bradken Ltd.	2,673,795	11,063
Capital-XX Ltd.	2,262,572	4,079
Centamin Egypt Ltd. (a)	5,903,500	3,088
Cochlear Ltd.	163,900	6,666
Coles Myer Ltd.	520,300	4,533
Computershare Ltd.	1,284,572	7,737
David Jones Ltd. (d)	1,445,900	3,346
Dominos Pizza Australia New Zealand Ltd.	2,152,596	5,773
Downer EDI Ltd.	2,255,457	12,945
Dwyka Diamonds Ltd. (a)	7,549,000	3,349
Dyno Nobel Ltd.	645,000	1,201
Elixir Petroleum Ltd. (a)	2,002,140	636
Elkedra Diamonds NL (a)	6,003,671	2,972
Energy Resources of Australia Ltd.	129,200	1,094
European Gas Ltd. (a)	3,307,100	1,267
Finders Resources Ltd.	1,281,400	598
Fox Resources Ltd. (a)	3,899,400	2,839
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	89
Hastie Group Ltd.	1,038,000	1,503
HFA Holdings Ltd.	2,152,000	2,836
International Ferro Metals (e)	27,199,526	18,546
Jumbuck Entertainment Ltd. (a)	841,100	1,515
Kimberley Diamond Co. NL (a)	1,014,300	917
Metcash Ltd.	2,138,000	6,422
Mineral Commodities Ltd. (a)(e)	7,900,000	1,211
Mineral Deposits Ltd. (a)	4,233,200	4,995
Mineral Securities Ltd. (a)	650,000	720
Mintails Ltd. (a)(d)	6,289,600	1,060
Monto Minerals Ltd. (a)	8,525,252	1,593
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	22
Mortgage Choice Ltd.	5,496,993	10,446
Multiplex Group unit	1,238,000	3,387
National Australia Bank Ltd.	160,700	4,397
Novera Energy Ltd. (a)	844,100	851
Origin Energy Ltd.	410,900	2,377
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Paladin Resources Ltd. (a)(d)	1,336,800	$ 4,630
QBE Insurance Group Ltd.	257,323	4,348
Reverse Corp. Ltd.	832,700	1,595
Rinker Group Ltd.	75,000	757
Roc Oil Co. Ltd. (United Kingdom) (a)	5,966,492	19,784
Seek Ltd.	1,350,239	4,863
Sphere Investments Ltd. (a)	4,527,406	4,163
Stockland unit	559,508	2,932
Sylvania Resources Ltd. (a)(e)	7,484,597	4,932
Sylvania Resources Ltd. (UK) (a)(e)	4,662,600	3,332
Tanami Gold NL	23,140,700	4,610
United Group Ltd.	1,100,021	11,935
Virotec International Ltd. (United Kingdom) (a)	6,788,332	1,997
Woolworths Ltd.	388,818	5,673
WorleyParsons Ltd. (d)	149,430	2,296
TOTAL AUSTRALIA		236,385
Austria - 0.9%
OMV AG	315,700	19,365
Belgium - 0.2%
Melexis NV	88,999	1,415
Punch International NV (a)	27,500	2,995
TOTAL BELGIUM		4,410
Bermuda - 2.2%
Aquarius Platinum Ltd. (United Kingdom)	539,400	9,013
Integrated Distribution Services Group Ltd. (IDS)	520,000	917
Peace Mark Holdings Ltd.	2,210,000	1,132
Petra Diamonds Ltd. (a)	2,502,406	4,488
Ports Design Ltd.	1,955,500	2,970
RC Group (Holdings) Ltd.	2,376,827	2,153
SeaDrill Ltd. (a)(d)	668,921	8,722
Sinochem Hong Kong Holding Ltd.	2,247,400	833
Tanzanite One Ltd. (e)	5,808,701	11,448
Trefoil Ltd. (a)	737,000	4,550
Xceldiam Ltd. (e)	3,318,255	2,696
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	356
TOTAL BERMUDA		49,278
Brazil - 0.1%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	26,900	1,866
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.4%
Albidon Ltd. unit (a)	1,469,000	$ 1,633
BDI Mining Corp. (a)(e)	8,728,890	3,424
CIC Energy Corp. (a)	296,700	2,171
Renesola Ltd.	612,900	939
Titanium Resources Group Ltd.	1,142,800	1,345
TOTAL BRITISH VIRGIN ISLANDS		9,512
Canada - 4.0%
Altius Minerals Corp. (a)	715,906	5,124
Antrim Energy, Inc. (a)	875,000	2,482
Artumas Group, Inc.	421,400	2,807
Bankers Petroleum Ltd. (a)	3,767,000	2,563
Banro Corp. (a)	167,500	1,636
Brazilian Diamonds Ltd. (a)	1,300,000	253
Falcon Oil & Gas Ltd. (a)	1,844,500	5,966
First Quantum Minerals Ltd.	104,171	4,747
Grove Energy Ltd. (a)	1,964,140	1,211
Lionore Mining International Ltd. (a)	480,000	2,617
MagIndustries Corp. (a)(e)	11,735,900	14,001
Oilexco, Inc. (a)	3,263,025	20,070
Platinum Group Metals Ltd. (a)	407,100	565
Rock Well Petroleum, Inc. (g)	770,400	1,021
Shore Gold, Inc. (a)	280,000	1,198
Starfield Resources, Inc. (a)(e)	10,393,131	3,398
Starfield Resources, Inc. (a)(e)(g)	2,626,050	773
Starfield Resources, Inc.:
warrants 5/9/07 (a)(g)	1,313,025	28
warrants 1/21/08 (a)(g)	1,678,100	77
StrataGold Corp. (a)	2,229,000	2,423
StrataGold Corp. (a)(g)	1,078,111	1,055
SXR Uranium One, Inc. (a)	475,740	3,547
Tenke Mining Corp. (a)	160,000	1,558
Uruguay Mineral Exploration, Inc. (a)	344,800	1,188
Valkyries Petroleum Corp. (a)	196,300	2,368
Visual Defence, Inc. (a)(e)	5,963,100	2,896
Western Canadian Coal Corp. (a)	2,161,418	4,393
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,229
TOTAL CANADA		91,194
Cayman Islands - 0.6%
AAC Acoustic Technology Holdings, Inc.	1,000,000	965
Foxconn International Holdings Ltd. (a)	69,000	160
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
GlobalSantaFe Corp.	92,800	$ 5,098
New World China Land Ltd.	4,304,800	1,673
Prime Success International Group Ltd.	3,954,000	2,234
Solomon Systech International Ltd.	6,530,000	1,588
Wasion Meters Group Ltd.	2,450,000	1,119
TOTAL CAYMAN ISLANDS		12,837
China - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	476,000	799
China Oilfield Services Ltd. (H Shares)	2,174,000	1,181
China Shenhua Energy Co. Ltd. (H Shares)	972,000	1,749
Dalian Port (PDA) Co. Ltd. (H Shares)	3,668,000	1,666
Focus Media Holding Ltd. ADR	59,500	3,725
Lianhua Supermarket Holdings Co. (H Shares)	639,000	699
Shenzhou International Group Holdings Ltd.	4,738,000	1,939
Yantai Changyu Pioneer Wine Co. (B Shares)	327,210	867
TOTAL CHINA		12,625
Denmark - 0.2%
Rockwool International AS Series A	34,100	4,232
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	100,900	1,100
Finland - 0.7%
Aldata Solutions Oyj (a)	1,598,429	4,390
Inion OY (a)(e)	3,740,300	3,197
Nokian Tyres Ltd. (d)	386,500	5,342
Tekla Oyj (A Shares)	344,180	2,198
TOTAL FINLAND		15,127
France - 2.3%
Altamir et Compagnie SA	5,500	1,175
Bourbon SA	28,076	1,506
BVRP Software SA (a)(d)	143,163	2,333
Carbone Lorraine	27,400	1,435
Constructions Industrielles dela Mediterranee SA	10,300	1,455
Electricite de France	146,200	7,532
Groupe Open SA (d)	52,500	922
Groupe Open SA warrants 10/21/06 (a)	14,809	7
Groupe Promeo	56,325	2,447
Guerbet SA	8,400	1,341
Icade SA	416,018	19,231
Common Stocks - continued
	Shares	Value (000s)
France - continued
Maisons France Confort	29,084	$ 1,802
Orpea (a)	22,707	1,566
Sechilienne-Sidec	100,614	3,573
Signaux Girod	15,575	1,430
Tessi SA	48,053	3,066
The Lisi Group	22,500	1,409
TOTAL FRANCE		52,230
Germany - 1.6%
ADVA AG Optical Networking (a)	116,435	980
Articon-Integralis AG (Reg.) (a)	468,185	1,776
Deutz AG (a)	1,027,100	8,659
E.ON AG	28,500	3,435
ElringKlinger AG	18,284	923
Fresenius AG	20,771	3,285
Grenkeleasing AG	25,918	1,445
Kontron AG	133,764	1,598
Merck KGaA	24,041	2,193
Parsytec AG (a)	307,671	1,128
Pfleiderer AG	164,259	3,882
PSI AG (a)	540,949	3,109
Pulsion Medical Systems AG (a)	98,511	705
SGL Carbon AG (a)	200,700	3,697
TOTAL GERMANY		36,815
Greece - 0.8%
Autohellas SA	363,100	1,716
Fourlis Holdings SA	122,300	1,734
Intralot SA	69,400	1,755
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,261,716	12,797
TOTAL GREECE		18,005
Hong Kong - 0.9%
Bank of East Asia Ltd.	275,000	1,136
Cafe de Coral Holdings Ltd.	1,190,000	1,770
Chen Hsong Holdings Ltd.	1,606,000	899
China Everbright Ltd. (a)	90,000	55
China Overseas Land & Investment Ltd.	1,188,000	696
Citic International Financial Holdings Ltd.	1,297,000	733
Fong's Industries Co. Ltd.	844,000	529
Giordano International Ltd.	4,822,000	2,563
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Hong Kong Aircraft & Engineering Co.	75,200	$ 880
Industrial & Commercial Bank of China (Asia) Ltd.	738,000	1,250
Li & Fung Ltd.	158,000	331
Lifestyle International Holdings Ltd.	451,000	842
Midland Holdings Ltd.	710,000	349
Sa Sa International Holdings Ltd.	608,000	207
Singamas Container Holdings Ltd.	638,000	439
SmarTone Telecommunications Holdings Ltd.	1,015,000	959
Tai Cheung Holdings Ltd.	1,414,000	728
Vtech Holdings Ltd.	937,000	5,240
Wing Lung Bank Ltd.	122,700	1,086
TOTAL HONG KONG		20,692
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	4,901
India - 0.2%
Great Eastern Energy Corp. Ltd. GDR	1,444,600	3,508
Noida Toll Bridge Co. Ltd. GDR	454,051	1,703
TOTAL INDIA		5,211
Indonesia - 0.2%
PT Bakrie Sumatera Plantation Tbk	19,757,000	2,331
PT Perusahaan Gas Negara Tbk Series B	2,088,500	2,717
TOTAL INDONESIA		5,048
Ireland - 0.7%
Adwalker PLC (a)(e)	9,125,000	405
Glanbia PLC	1,135,500	2,828
Kenmare Resources PLC (a)	2,933,800	2,233
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	760
Minco PLC (a)	2,627,271	540
Petroceltic International PLC (a)(d)	13,644,934	5,034
Providence Resources PLC (a)	12,936,300	1,305
Trinity Biotech PLC sponsored ADR (a)	227,325	1,764
Vimio PLC	867,300	1,231
TOTAL IRELAND		16,100
Israel - 0.5%
Advanced Vision Technology Ltd. (a)	133,900	1,603
Israel Chemicals Ltd.	917,000	4,341
Leadcom Integrated Solutions	3,766,400	3,588
Common Stocks - continued
	Shares	Value (000s)
Israel - continued
Metal-Tech Ltd.	640,200	$ 1,782
MTI Wireless Edge Ltd.	705,128	553
TOTAL ISRAEL		11,867
Italy - 2.5%
Amplifon Spa	251,050	2,297
Banca Credit Firenze	2,832,064	7,959
Banca Italease Spa	788,800	37,484
Bastogi Spa (a)(d)	3,382,596	875
ERG Spa	109,100	2,649
Lottomatica Spa	81,000	3,010
Saipem Spa	55,700	1,284
Teleunit Spa (e)	12,719,158	1,426
TOTAL ITALY		56,984
Japan - 34.2%
Abc-Mart, Inc. (d)	298,900	6,374
Access Co. Ltd.	419	1,049
Access Co. Ltd. (a)(d)	422	2,433
Adeka Corp.	184,000	2,098
Advanced Media, Inc. Japan (a)(d)	70	241
Aeon Fantasy Co. Ltd.	76,900	2,864
Aichi Steel Corp. (d)	675,000	4,445
Ain Pharmaciez, Inc.	44,900	717
Alpen Co. Ltd.	50,900	1,603
AOC Holdings, Inc.	89,100	1,741
AOI Electronics Co. Ltd.	46,500	1,042
Ariake Japan Co. Ltd. (d)	154,500	3,423
Asahi Diamond Industrial Co. Ltd.	310,000	2,647
Asics Corp.	248,000	2,451
Asset Managers Co. Ltd. (d)	4,198	8,715
Atect Corp.	47,900	854
Atrium Co. Ltd. (d)	58,400	4,559
Axell Corp. (d)	646	2,367
Bit-isle, Inc.	359	1,603
Bookoff Corp. (d)	210,000	4,213
C. Uyemura & Co. Ltd.	1,100	60
Canon Fintech, Inc.	92,000	1,669
Casio Micronics Co. Ltd. (d)	200,500	2,641
Chiba Bank Ltd.	384,000	3,758
Chiyoda Co. Ltd.	68,500	1,497
Chiyoda Corp.	94,000	1,804
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Chugoku Marine Paints Ltd. (d)	60,000	$ 304
Chuo Denki Kogyo Co. Ltd. (d)	35,000	123
CMIC Co. Ltd. (d)	2,520	622
Create SD Co. Ltd.	70,800	1,084
CyberAgent, Inc. (d)	1,611	1,897
Daido Metal Co. Ltd. (d)	525,000	2,734
Daido Steel Co. Ltd.	1,752,000	13,279
Daito Gyorui Co. Ltd.	9,000	18
Daiwa Securities Group, Inc.	212,000	2,369
Daiwabo Information System Ltd. (d)	375,500	5,391
Denyo Co. Ltd.	62,900	800
Ebara Corp. (d)	873,000	3,655
Eiken Chemical Co. Ltd.	157,900	1,680
Elpida Memory, Inc. (a)(d)	106,300	4,256
Endo Lighting Corp.	202,000	2,112
Faith, Inc. (d)	1,619	379
FamilyMart Co. Ltd.	25,100	757
FCC Co. Ltd. (d)	127,000	2,531
FinTech Global, Inc. (d)	487	1,954
Fujikura Ltd. (d)	2,452,000	30,562
Fullcast Co. Ltd. (d)	1,169	3,467
Futaba Industrial Co. Ltd. (d)	370,800	8,085
Gentosha, Inc.	141	695
Hamamatsu Photonics KK (d)	186,800	6,338
Haseko Corp. (a)(d)	1,175,000	3,997
Heiwa Real Estate Co. Ltd. (d)	388,500	2,111
Hikari Tsushin, Inc. (d)	275,700	11,158
Hioki EE Corp. (d)	33,100	1,074
Hiroshima Bank Ltd.	738,000	4,583
Hitachi Construction Machinery Co. Ltd.	881,700	20,726
Hitachi Zosen Corp. (a)(d)	2,409,500	2,543
Hogy Medical Co.	28,400	1,291
Hokuriku Electric Industry (d)	1,083,000	3,703
Hokuto Corp.	239,800	3,987
Ibiden Co. Ltd.	68,700	3,320
IDU Co. (a)(d)	1,320	2,475
Ikyu Corp. (d)	366	568
Intelligence Ltd. (d)	2,400	6,699
Internet Research Institute, Inc. (d)	1,861	1,490
Iriso Electronics Co. Ltd.	86,700	2,843
Ishihara Chemical Co. Ltd.	48,000	1,047
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,042,000	2,936
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Itochu Corp.	1,187,000	$ 10,695
Japan Communications, Inc. (a)(d)	394	179
Japan Digital Contents Trust, Inc. (a)(d)	877	211
Jastec Co. Ltd.	140,800	1,303
JGC Corp.	154,000	2,552
Joint Corp. (d)	98,400	2,678
JSR Corp.	151,700	3,573
Juroku Bank Ltd.	197,000	1,180
Kakaku.com, Inc. (d)	783	2,547
Kenedix, Inc. (d)	875	3,549
Kibun Food Chemifa Co. Ltd. (d)	89,900	1,043
KK daVinci Advisors (a)	6,038	5,029
Kobayashi Pharmaceutical Co. Ltd.	155,000	6,395
Kobe Steel Ltd.	1,530,000	4,617
Koito Manufacturing Co. Ltd.	183,000	2,579
Konica Minolta Holdings, Inc. (d)	644,000	8,207
Kubota Corp.	74,000	680
Kura Corp. Ltd. (e)	6,084	16,557
Kurita Water Industries Ltd.	111,800	2,087
Link Theory Holdings Co. Ltd. (d)	145	373
Lopro Corp. (d)	226,200	693
Media Global Links Co. Ltd.	233	695
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	179,700	8,135
Micronics Japan Co. Ltd. (d)	162,200	4,456
Miraca Holdings, Inc.	134,900	3,671
Mitsuba Corp.	263,000	2,739
Mitsubishi Gas Chemical Co., Inc.	1,241,000	12,480
Mitsubishi Materials Corp. (d)	1,252,000	4,969
Mitsui Engineering & Shipbuilding Co.	992,000	2,726
Mitsui O.S.K. Lines Ltd.	678,000	4,471
Mori Seiki Co. Ltd. (d)	125,500	2,594
Murata Manufacturing Co. Ltd.	165,500	10,942
Nachi-Fujikoshi Corp.	1,133,000	5,643
Namco Bandai Holdings, Inc.	132,100	1,897
NEC Leasing Ltd.	77,400	1,570
NEOMAX Co. Ltd. (d)	206,000	3,854
Net One Systems Co. Ltd.	169	261
NGK Spark Plug Co. Ltd. (d)	864,000	18,049
NHK Spring Co. Ltd.	381,000	4,064
NIC Corp.	267,300	2,425
Nidec Copal Electronics Corp. (d)	248,600	1,735
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	36,200	$ 2,570
Nidec Tosok Corp. (d)	38,300	435
Nihon Ceratec Co. Ltd. (d)	358	990
Nihon Dempa Kogyo Co. Ltd. (d)	426,300	14,129
Nihon Micro Coating Co. Ltd.	147,500	1,060
Nihon Trim Co. Ltd. (d)	198,500	8,934
Nihon Unicom Corp.	112,400	1,616
Nikkiso Co. Ltd.	222,000	2,484
Nippon Chemiphar Co. Ltd. (a)	380,000	2,502
Nippon Denko Co. Ltd. (d)	2,454,000	6,956
Nippon Mining Holdings, Inc.	103,500	876
Nippon Oil Corp.	259,000	2,029
Nippon Paint Co. Ltd.	615,000	2,816
Nippon Seiki Co. Ltd.	971,000	19,310
Nippon Soda Co. Ltd.	558,000	2,468
Nissei Corp.	128,000	1,563
Nissin Kogyo Co. Ltd.	1,273,000	24,316
Nissin Servicer Co. Ltd. (d)	1,311	425
Noritake Co. Ltd.	387,000	2,194
NTN Corp.	207,000	1,560
Obara Corp.	1,100	51
Oiles Corp. (d)	83,100	1,740
Opt, Inc. (a)	150	475
Optex Co. Ltd.	97,200	2,603
Optoelectronics Co. Ltd.	49,300	860
Otaki Gas Co. Ltd.	16,000	88
Otsuka Corp.	30,800	3,441
Pacific Metals Co. Ltd. (d)	748,000	5,441
Parker Corp.	9,000	99
Phoenix Electric Co. Ltd. (d)	251,000	1,789
Pigeon Corp. (d)	180,000	2,804
Produce Co. Ltd.	464	2,602
Ray Corp.	232,700	477
Relo Holdings Corp.	30,900	531
Rex Holdings Co. Ltd.	2,255	6,097
Royal Holdings Co. Ltd.	107,000	1,579
Ryobi Ltd.	359,000	2,414
Saison Information Systems Co. Ltd.	143,200	1,725
Saizeriya Co. Ltd. (d)	94,700	1,493
Sammy NetWorks Co. Ltd.	800	4,229
Sanyo Special Steel Co. Ltd.	168,000	1,319
Sato Corp.	285,500	6,263
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sawai Pharmaceutical Co. Ltd. (d)	63,100	$ 3,368
SBI Holdings, Inc.	3,748	1,471
SBS Co. Ltd. (d)	175	502
Sega Sammy Holdings, Inc.	137,900	4,571
Sekisui Plastics Co. Ltd.	160,000	529
Senshukai Co. Ltd.	75,000	818
Seria Co. Ltd.	389	736
Shaddy Co. Ltd.	196,800	2,762
Shibaura Electronics Co. Ltd.	152,800	2,772
Shikoku Chemicals Corp. (d)	134,000	901
Shinohara Systems of Construction Co. Ltd.	453	988
Shizuki Electric Co., Inc.	380,000	1,657
Showa Denko KK	2,661,000	10,862
St. Marc Holdings Co. Ltd.	38,100	2,476
Star Micronics Co. Ltd.	557,000	10,324
Sumco Corp.	33,200	1,929
Sumitomo Corp.	1,208,000	17,111
Sumitomo Metal Industries Ltd.	2,202,000	8,796
Sumitomo Metal Mining Co. Ltd.	746,000	10,521
Sumitomo Titanium Corp. (d)	10,400	1,605
Sun Frontier Fudousan Co. Ltd.	616	1,010
Sunx Ltd.	197,800	4,468
Sysmex Corp.	106,300	4,877
T&D Holdings, Inc.	29,250	2,324
Taisei Corp.	358,000	1,199
Taiyo Ink Manufacturing Co. Ltd.	79,000	3,659
Taiyo Kagaku (d)	104,900	1,381
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,840
Takiron Co. Ltd.	437,000	1,799
Telewave, Inc. (d)	3,227	8,697
The First Energy Service Co. Ltd. (a)(d)	191	136
The Keiyo Bank Ltd.	332,000	1,879
Toagosei Co. Ltd. (d)	533,000	2,069
Toc Co. Ltd.	104,000	536
Tohcello Co. Ltd.	209,000	2,550
Tokai Carbon Co. Ltd. (d)	580,000	3,233
Token Corp. (d)	235,100	16,507
Tokuyama Corp.	162,000	2,152
Tokyo Gas Co. Ltd. (d)	376,000	1,869
Tokyo Leasing Co. Ltd. (d)	152,000	1,895
Tokyo Seimitsu Co. Ltd. (d)	70,900	3,290
Tomen Devices Corp.	85,600	1,639
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tomoe Engineering Co. Ltd.	79,300	$ 1,179
TonenGeneral Sekiyu KK (d)	189,000	1,889
Toppan Printing Co. Ltd.	278,000	3,198
Toray Industries, Inc.	705,000	5,922
Toshiba Machine Co. Ltd.	277,000	2,875
Toyo Ink Manufacturing Co. Ltd.	158,000	666
Toyo Suisan Kaisha Ltd.	59,000	953
Trancom Co. Ltd.	116,300	2,435
Trend Micro, Inc.	72,500	2,378
Tyo Productions, Inc. (d)	128,000	723
Usen Corp. (d)	275,760	2,742
Village Vanguard Co. Ltd.	179	1,144
Wacom Co. Ltd.	422	843
Wiz Co. Ltd.	404	1,198
Yachiyo Industry Co. Ltd. (d)	106,300	2,485
Yahoo! Japan Corp.	2,318	981
Yamada Denki Co. Ltd.	171,200	16,650
Yaskawa Electric Corp. (d)	361,000	4,178
Yokogawa Electric Corp.	170,700	2,274
Yoshimoto Kogyo Co. Ltd. (d)	66,800	1,477
Zensho Co. Ltd. (d)	234,800	2,959
TOTAL JAPAN		773,824
Korea (South) - 0.4%
Core Logic, Inc.	13,549	407
Korean Reinsurance Co.	128,056	1,475
LG Household & Health Care Ltd.	10,410	803
LG Telecom Ltd. (a)	52,222	566
NHN Corp. (a)	16,737	1,861
SFA Engineering Corp.	25,920	860
SK Corp.	15,990	1,120
Taewoong Co. Ltd.	22,066	509
YBM Sisa.com, Inc.	59,359	1,262
TOTAL KOREA (SOUTH)		8,863
Malaysia - 0.2%
Kulim Malaysia BHD	856,700	932
PPB Oil Palms BHD	444,700	906
Steppe Cement Ltd. (a)	847,900	3,033
Uchi Technologies BHD	437,300	392
TOTAL MALAYSIA		5,263
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 0.5%
Bateman Engineering NV	484,157	$ 2,908
Engel East Europe NV	1,867,712	4,100
Nutreco Holding NV	63,900	3,973
TOTAL NETHERLANDS		10,981
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	2,248,452	5,984
Freightways Ltd.	396,580	901
Sky City Entertainment Group Ltd.	2,149,916	7,076
Tower Ltd. (a)	550,205	1,159
TOTAL NEW ZEALAND		15,120
Norway - 2.4%
Aker Kvaerner ASA	32,000	3,224
Camillo Eitzen & Co. ASA (d)	252,400	2,625
Deep Ocean ASA (a)	373,747	1,184
Eitzen Maritime Services ASA (a)(d)	68,425	24
Fred Olsen Energy ASA (a)	25,500	1,173
P4 Radio Hele Norge ASA	141,400	505
Pertra AS (A Shares) (a)(e)	175,642	1,926
ProSafe ASA	318,600	18,894
Schibsted ASA (B Shares) (d)	48,600	1,319
Solstad Offshore ASA	114,000	2,223
Songa Offshore ASA (a)	871,386	6,796
Statoil ASA	124,700	3,698
Stepstone ASA (a)	4,710,000	7,959
TANDBERG ASA	263,700	2,464
TOTAL NORWAY		54,014
Papua New Guinea - 0.1%
Oil Search Ltd.	918,100	2,898
Poland - 0.0%
Polski Koncern Naftowy Orlen SA unit	20,900	806
Singapore - 2.0%
Advent Air Ltd. (a)(e)	15,269,299	3,138
Cosco Corp. Singapore Ltd.	2,159,000	2,092
DBS Group Holdings Ltd.	87,000	997
GES International Ltd.	5,357,000	4,106
HTL International Holdings Ltd.	1,244,375	922
Keppel Corp. Ltd.	91,000	882
Keppel Land Ltd.	622,000	1,544
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Parkway Holdings Ltd.	3,746,000	$ 6,074
Sembcorp Marine Ltd.	165,000	349
SIA Engineering Co. Ltd.	3,364,000	7,670
Singapore Petroleum Co. Ltd.	445,000	1,409
Singapore Post Ltd.	15,136,000	10,354
Uol Group Ltd.	1,451,000	2,647
Want Want Holdings Ltd.	1,752,000	2,523
TOTAL SINGAPORE		44,707
South Africa - 1.9%
African Bank Investments Ltd.	1,992,851	7,099
Barnard Jacobs Mellet Holdings Ltd.	3,499,100	2,392
MTN Group Ltd.	515,602	3,941
Steinhoff International Holdings Ltd.	7,338,332	22,499
Telkom SA Ltd.	146,300	2,757
Wilson Bayly Holmes-Ovcon Ltd.	446,856	3,505
TOTAL SOUTH AFRICA		42,193
Sweden - 1.0%
Hexagon AB (B Shares) (d)	239,511	8,009
Intrum Justitia AB	298,000	2,688
Modern Times Group AB (MTG) (B Shares)	227,750	11,297
VBG AB (B Shares)	26,840	328
TOTAL SWEDEN		22,322
Switzerland - 0.3%
Actelion Ltd. (Reg.) (a)	16,588	2,091
Bucher Holding AG	15,811	1,336
Escor Casino & Entertainment SA (a)	19,770	402
Mobilezone Holding AG	187,480	990
Pargesa Holding SA	14,130	1,349
Sulzer AG (Reg.)	2,304	1,724
TOTAL SWITZERLAND		7,892
Taiwan - 0.2%
Catcher Technology Co. Ltd.	100,000	1,023
Delta Electronics, Inc.	240,450	648
Holtek Semiconductor, Inc.	470,638	845
MJC Probe, Inc.	404,000	1,030
Common Stocks - continued
	Shares	Value (000s)
Taiwan - continued
Phoenix Precision Technology Corp.	47,139	$ 62
Shin Kong Financial Holding Co. Ltd.	849,000	883
TOTAL TAIWAN		4,491
Thailand - 0.3%
Bumrungrad Hospital PCL (For. Reg.)	3,280,100	3,076
Thai Oil PCL (For. Reg.)	514,100	876
Total Access Communication PCL (a)	645,600	2,518
True Corp. PCL (a)	6,563,000	1,560
TOTAL THAILAND		8,030
Turkey - 0.4%
Dogan Gazetecilik AS (a)	2,095,955	3,527
Tupras-Turkiye Petrol Rafinerileri AS	274,600	5,180
TOTAL TURKEY		8,707
United Kingdom - 18.7%
Accuma Group PLC (a)	418,063	2,456
Accuma Group PLC (a)(g)	139,600	704
Advanced Technology (UK) PLC (a)(e)	7,355,000	0
AeroBox PLC (a)	5,694,657	332
Afren PLC (a)(d)(e)	13,838,800	11,827
African Consolidated Resources PLC	7,758,334	1,739
African Copper PLC (a)	1,742,884	2,100
Air Partner PLC	45,000	546
Alizyme PLC (a)	464,600	859
Alliance Pharma PLC (a)(e)	7,984,200	2,237
Alterian PLC (a)	1,020,800	1,897
Amlin PLC	206,973	963
Andor Technology Ltd. (a)	313,644	478
Anglo Asian Mining PLC	4,278,000	2,098
Angus & Ross PLC (a)	5,174,200	2,175
Appian Technology PLC (a)	5,391,178	944
Appian Technology PLC warrants 2/28/08 (a)(g)	479,045	21
Ascent Resources PLC (a)(e)	13,698,300	2,815
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	94
Asia Energy PLC (a)	1,360,038	8,810
Atrium Underwriting PLC	257,060	927
Autoclenz Holdings PLC (e)	555,000	1,135
Avanti Screenmedia Group PLC (a)(e)	1,561,600	7,993
Avation PLC (a)	1,526,929	0
Baltic Oil Terminals PLC	1,913,000	5,253
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Belitung Zinc Corp. PLC (g)	7,435,490	$ 1,389
BG Group PLC	151,000	2,031
Bioprogress PLC (a)(d)(e)	9,271,618	6,538
Blackstar Investors PLC (e)	2,870,000	6,058
Block Shield Corp. PLC (a)	1,171,700	2,648
BowLeven PLC (a)(e)	2,295,300	8,704
Caffe Nero Group PLC (a)	455,278	1,578
Cambrian Mining PLC (e)	7,535,000	21,290
Camco International Ltd.	868,900	901
Cardpoint PLC (a)	345,300	503
CareCapital Group PLC	1,847,500	1,035
Celsis International PLC	788,248	2,481
Central African Mining & Exploration Co. PLC (a)	23,558,719	24,205
Centurion Electronics PLC (a)(e)	880,024	732
Ceres Power Holding PLC (a)	759,497	4,001
Chaco Resources PLC (a)	13,877,350	3,240
Clapham House Group PLC (a)	494,150	1,952
Cobra Biomanufacturing PLC (a)	396,900	352
Coffeeheaven International PLC (a)(e)	6,468,509	3,081
Corac Group PLC (a)(e)	5,274,104	3,596
Corin Group PLC	828,814	3,522
Countermine PLC (a)(g)	4,939	476
Countermine PLC warrants 7/26/06 (a)(g)	4,939	0
CustomVis PLC (a)	1,558,936	87
DA Group PLC (a)(e)	1,800,165	1,227
Datacash Group PLC	800,350	2,729
Dominion Energy PLC (a)(e)	10,531,300	1,475
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	91
Eclipse Energy Co. Ltd. (g)	102,000	1,429
Econergy International PLC	675,000	1,116
Emerald Energy PLC (a)	552,500	2,118
EnCore Oil PLC (a)	3,539,000	1,388
Eureka Mining PLC (a)	381,700	560
Europa Oil & Gas Holdings PLC (a)	1,000,000	476
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	51
European Diamonds PLC (a)	499,300	133
Faroe Petroleum PLC (a)	1,640,706	3,494
Financial Payment Systems Ltd. (a)(e)	7,787,504	1,600
Firestone Diamonds PLC (a)	1,718,100	3,418
Flomerics Group PLC	449,658	819
Forum Energy PLC (e)	1,694,770	2,374
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Future PLC	771,900	$ 570
Gemfields Resources PLC (d)(e)	6,859,200	4,805
GMA Resources PLC (a)(e)	23,646,083	4,859
Goals Soccer Centres PLC	662,100	2,665
Golden Prospect PLC	2,406,500	2,248
Goldshield Group PLC	416,400	2,116
GTL Resources PLC (a)	12,288,572	585
Gyrus Group PLC (a)	651,600	4,090
Hallin Marine Subsea International PLC	1,047,700	1,370
Hambledon Mining PLC (a)	6,671,400	2,087
Hardide Ltd. (a)(e)	9,126,000	1,449
Healthcare Enterprise Group PLC (a)(e)	16,540,108	2,246
Highbury House Communications PLC (a)	713,914	9
Hot Tuna International PLC (e)	2,359,400	1,609
Hot Tuna International PLC warrants 2/25/08 (a)(g)	1,179,700	73
Hydrodec Group PLC (a)(e)	16,486,086	8,546
ID Data PLC (a)(e)	84,350,500	867
Ideal Shopping Direct PLC	661,592	3,467
Impact Holdings PLC (UK) (a)(e)	4,666,600	1,177
Indago Petroleum Ltd.	3,089,846	2,915
Inova Holding PLC	1,443,461	1,470
Intec Telecom Systems PLC (a)	2,639,500	1,972
Interbulk Investments PLC (a)(e)	5,450,000	2,036
International Con Minerals Ltd. (g)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(g)	1,329,982	0
Intertek Group PLC	104,610	1,279
iomart Group PLC	2,235,000	3,090
IPSA Group PLC (e)	3,246,075	2,213
ITE Group PLC	3,241,717	7,221
ITM Power PLC (a)	3,196,490	10,211
Jubilee Platinum PLC (a)(e)	7,171,303	7,401
Kalahari Minerals PLC	3,563,200	949
KimCor Diamonds PLC (e)	4,370,000	1,143
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	204
Landround PLC (e)	358,600	131
Lansdowne Oil & Gas PLC	907,620	1,034
Lawrence PLC	964,724	5,064
London Asia Chinese Private Equity Fund Ltd. (a)	527,000	1,044
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	49
LTG Technologies PLC (a)(e)	19,449,772	3,134
Manpower Software PLC (a)	208,824	71
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Max Petroleum PLC (d)	13,208,808	$ 30,535
Metals Exploration PLC (a)(e)	2,795,077	1,906
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	435
Michelmersh Brick Holdings PLC	374,600	759
Monstermob Group PLC (a)	30,436	26
Motivcom PLC (e)	2,025,000	3,159
NDS Group PLC sponsored ADR (a)	105,154	4,978
NeutraHealth PLC (a)(e)	7,228,100	1,722
Oystertec PLC (a)	7,009,687	0
Pan African Resources PLC (a)	3,955,600	406
Peninsular Gold Ltd. (a)	350,000	327
Petrolatina Energy PLC (a)(e)	4,645,755	2,994
Petrolatina Energy PLC warrants 4/30/07 (a)	2,279,573	212
Pilat Media Global PLC (a)	1,026,000	1,006
Platinum Mining Corp. of India PLC (a)(e)	12,520,800	2,690
Plethora Solutions Holdings PLC (a)	431,818	1,319
PlusNet Technologies Ltd. (a)	1,409,404	3,173
Proteome Sciences PLC (a)(d)	780,842	525
Pureprofile Media PLC (g)	1,108,572	1,035
Pureprofile Media PLC warrants 7/31/06 (a)(g)	251,428	0
Pursuit Dynamics PLC (a)	666,667	1,507
Rambler Metals & Mining PLC (a)	1,300,000	1,190
Rheochem PLC (a)(e)	8,728,300	2,690
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Ridge Mining PLC (a)	1,739,800	1,138
Sarantel Group PLC Class A (a)	864,900	267
SDL PLC (a)	948,100	3,702
Serabi Mining PLC (a)	1,640,800	981
Sibir Energy PLC (a)	84,580	726
Sinclair Pharma PLC (a)	2,521,696	5,676
Sinosoft Technology PLC	4,754,000	1,909
Solomon Gold PLC (e)	1,824,300	767
SPI Lasers PLC	629,350	2,686
Spice Holdings PLC	662,000	3,660
Stem Cell Sciences PLC	716,649	756
Sterling Energy PLC (a)	3,389,267	1,520
Stratex International PLC	4,891,100	697
SubSea Resources PLC (a)(e)	8,729,100	4,770
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	405
Synchronica PLC (a)	1,806,000	489
Synergy Healthcare PLC	253,972	2,609
Tanfield Group PLC (a)(e)	14,042,331	6,755
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Target Resources PLC	1,020,000	$ 972
Target Resources PLC warrants 7/1/08 (a)	1,020,000	86
Tersus Energy PLC (a)	1,420,122	995
Theratase PLC	1,725,000	1,402
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	890
Tikit Group PLC	520,608	2,003
TMO Biotec (g)	10,000	560
Toledo Mining Corp. PLC (a)(e)	1,608,144	2,989
Triple Plate Junction PLC (a)	3,638,000	1,155
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
Tristel PLC	274,418	238
UK Coal PLC	899,169	3,259
Unibet Group PLC unit	214,356	5,026
Vectura Group PLC (a)	2,859,400	5,261
Victoria Oil & Gas PLC (a)	2,605,000	3,942
Whatman PLC	280,100	1,517
William Ransom & Son PLC	3,429,500	2,883
Windsor PLC	700,000	523
World Gaming PLC (a)	1,170,500	1,771
ZincOx Resources PLC (a)	970,000	4,059
TOTAL UNITED KINGDOM		423,206
United States of America - 2.6%
121Media, Inc. (a)	644,900	15,661
Chindex International, Inc. (a)(d)	14,800	132
Cyberscan Technology, Inc. (e)	996,527	5,259
Diamond Offshore Drilling, Inc.	112,100	8,848
Frontera Resources Corp. (a)	2,167,700	3,989
Frontier Mining Ltd. (a)(e)	6,771,600	2,656
Marathon Oil Corp.	30,000	2,719
Solar Integrated Technologies, Inc. (a)	1,497,073	1,734
Spacelabs Healthcare, Inc.	707,250	1,777
Trico Marine Services, Inc. (a)	49,800	1,825
Uramin, Inc. warrants 7/26/08 (a)(g)	666,666	157
UTEK Corp. (d)	22,500	510
Valero Energy Corp.	70,900	4,781
X-Rite, Inc.	19,616	182
XL TechGroup, Inc. (a)	1,437,880	7,857
TOTAL UNITED STATES OF AMERICA		58,087
TOTAL COMMON STOCKS (Cost $1,820,508)		2,177,188
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value (000s)
Germany - 0.5%
Fresenius AG (non-vtg.)	70,528	$ 11,597
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	757,164	1,372
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,569)		12,969
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	508
Corporate Bonds - 0.4%
		Principal Amount (000s) (h)
Convertible Bonds - 0.4%
Canada - 0.3%
Western Canadian Coal Corp. 7.5% 3/24/11	CAD	$ 7,400	6,457
United Kingdom - 0.1%
BioCare Solutions Ltd. 1% 12/31/06 (g)	GBP	54,768	1,023
TOTAL CONVERTIBLE BONDS			7,480
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (f)		600	581
TOTAL CORPORATE BONDS (Cost $7,949)			8,061
Money Market Funds - 9.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (b)	28,894,051	$ 28,894
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	181,195,755	181,196
TOTAL MONEY MARKET FUNDS (Cost $210,090)		210,090
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $2,045,520)		2,408,816
NET OTHER ASSETS - (6.4)%		(144,057)
NET ASSETS - 100%		$ 2,264,759
Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $581,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,619,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Accuma Group PLC	7/28/06	$ 702
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$ 974
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
Security	Acquisition Date	Acquisition Cost (000s)
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$ 0
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc.	5/18/06	$ 1,242
Starfield Resources, Inc. warrants 5/9/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/21/08	1/17/06	$ 0
StrataGold Corp.	4/6/06	$ 842
TMO Biotec	10/27/05	$ 535
Uramin, Inc. warrants 7/26/08	8/24/05	$ 0
(h) Principal amount is stated in United States dollars unless otherwise noted.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 1,832	$ 915	$ 704	$ -	$ -
Advanced Technology (UK) PLC	-	-	-	-	-
Advent Air Ltd.	-	2,523	-	-	3,138
Adwalker PLC	1,292	-	-	-	405
Afren PLC	12,040	2,657	2,876	-	11,827
Alliance Pharma PLC	2,924	-	318	-	2,237
Ascent Resources PLC	2,603	526	753	-	2,815
Autoclenz Holdings PLC	-	1,213	10	-	1,135
Avanti Screenmedia Group PLC	-	7,564	895	-	7,993
BDI Mining Corp.	4,646	494	-	-	3,424
Bioprogress PLC	2,479	4,451	237	-	6,538
Blackstar Investors PLC	-	5,074	-	-	6,058
BowLeven PLC	9,158	2,970	-	-	8,704
Cambrian Mining PLC	15,024	3,024	-	156	21,290
Centurion Electronics PLC	574	366	-	-	732
Coffeeheaven International PLC	1,580	1,537	686	-	3,081
Corac Group PLC	2,146	283	54	-	3,596
Cyberscan Technology, Inc.	1,725	8,966	-	-	5,259
DA Group PLC	2,490	-	64	-	1,227
Dominion Energy PLC	-	932	-	-	1,475
Encore Oil PLC (formerly, Oil Quest Resources PLC)	596	-	-	-	-
Financial Payment Systems Ltd.	-	1,729	-	-	1,600
Forum Energy PLC	2,505	1,207	-	-	2,374
Fox Resources Ltd.	844	-	432	-	-
Frontier Mining Ltd.	2,220	256	-	-	2,656
Gemfields Resources PLC	-	5,312	-	-	4,805
GMA Resources PLC	3,026	1,455	208	-	4,859
Hardide Ltd.	2,909	-	850	-	1,449
Healthcare Enterprise Group PLC	10,604	2,028	-	-	2,246
Hot Tuna International PLC	-	2,049	-	-	1,609
Hydrodec Group PLC	2,730	5,558	-	-	8,546
ID Data PLC	1,344	-	-	-	867
Impact Holdings PLC (UK)	-	860	-	-	1,177
Inion OY	3,466	2,117	-	-	3,197
Interbulk Investments PLC	-	2,006	132	-	2,036
International Ferro Metals	15,854	600	91	-	18,546
IPSA Group PLC	2,128	-	434	-	2,213
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jubilee Platinum PLC	$ 3,339	$ 4,414	$ 791	$ -	$ 7,401
KimCor Diamonds PLC	-	1,147	-	-	1,143
Kura Corp. Ltd.	18,905	588	-	-	16,557
Lambert Howarth Group PLC	6,291	-	5,227	131	-
Landround PLC	582	54	-	-	131
Leadcom Integrated Solutions	4,705	-	1,258	64	-
LTG Technologies PLC	2,294	1,300	16	-	3,134
MagIndustries Corp.	-	13,459	461	-	14,001
Metals Exploration PLC	624	-	17	-	1,906
Mineral Commodities Ltd.	-	1,802	-	-	1,211
Mintails Ltd.	-	1,466	244	-	-
Motivcom PLC (formerly, P&MM Group PLC)	3,423	-	16	27	3,159
NeutraHealth PLC	1,719	-	23	-	1,722
Pertra AS (A Shares)	-	3,513	1,508	-	1,926
Petrolatina Energy PLC	-	-	-	-	2,994
Pilat Media Global PLC	2,244	-	1,894	-	-
Platinum Mining Corp. of India PLC	3,602	-	-	-	2,690
PlusNet Technologies Ltd.	7,340	720	845	-	-
PSI AG	3,396	-	1,024	-	-
Rheochem PLC	1,854	-	-	-	2,690
Solomon Gold PLC	-	1,588	-	-	767
Sphere Investments Ltd.	2,552	-	553	-	-
Starfield Resources, Inc.	3,741	577	1,083	-	3,398
Starfield Resources, Inc. (restricted)	-	1,242	-	-	773
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	52	-	-	4,770
Sylvania Resources Ltd.	2,738	557	109	-	4,932
Sylvania Resources Ltd. (UK)	-	2,901	-	-	3,332
Synchronica PLC (formerly, Dat Group PLC)	1,263	-	-	-	-
Taghmen Energy PLC	5,671	-	102	-	-
Tanfield Group PLC	2,911	2,114	224	-	6,755
Tanzanite One Ltd.	4,936	10,260	184	297	11,448
Teleunit Spa	3,683	710	28	94	1,426
Tikit Group PLC	2,436	-	716	22	-
Toledo Mining Corp. PLC	982	2,614	313	-	2,989
Visual Defence, Inc.	1,379	1,024	-	-	2,896
Xceldiam Ltd.	-	-	-	-	2,696
Total	$ 211,430	$ 120,774	$ 25,380	$ 791	$ 255,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,086
Fidelity Securities Lending Cash Central Fund	1,996
Total	$ 3,082
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,063,344,000. Net unrealized appreciation aggregated $345,472,000, of which $540,301,000 related to appreciated investment securities and $194,829,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.102

AISC-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 10.4%
Allied Gold Ltd. (a)	8,145,000	$ 2,216
AMP Ltd.	130,600	902
Austbrokers Holdings Ltd.	753,696	1,623
Australian Stock Exchange Ltd.	191,909	4,811
Australian Wealth Management Ltd.	3,628,887	6,256
Billabong International Ltd.	546,600	6,052
Biota Holdings Ltd. (a)	618,900	605
Bradken Ltd.	2,673,795	11,063
Capital-XX Ltd.	2,262,572	4,079
Centamin Egypt Ltd. (a)	5,903,500	3,088
Cochlear Ltd.	163,900	6,666
Coles Myer Ltd.	520,300	4,533
Computershare Ltd.	1,284,572	7,737
David Jones Ltd. (d)	1,445,900	3,346
Dominos Pizza Australia New Zealand Ltd.	2,152,596	5,773
Downer EDI Ltd.	2,255,457	12,945
Dwyka Diamonds Ltd. (a)	7,549,000	3,349
Dyno Nobel Ltd.	645,000	1,201
Elixir Petroleum Ltd. (a)	2,002,140	636
Elkedra Diamonds NL (a)	6,003,671	2,972
Energy Resources of Australia Ltd.	129,200	1,094
European Gas Ltd. (a)	3,307,100	1,267
Finders Resources Ltd.	1,281,400	598
Fox Resources Ltd. (a)	3,899,400	2,839
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	89
Hastie Group Ltd.	1,038,000	1,503
HFA Holdings Ltd.	2,152,000	2,836
International Ferro Metals (e)	27,199,526	18,546
Jumbuck Entertainment Ltd. (a)	841,100	1,515
Kimberley Diamond Co. NL (a)	1,014,300	917
Metcash Ltd.	2,138,000	6,422
Mineral Commodities Ltd. (a)(e)	7,900,000	1,211
Mineral Deposits Ltd. (a)	4,233,200	4,995
Mineral Securities Ltd. (a)	650,000	720
Mintails Ltd. (a)(d)	6,289,600	1,060
Monto Minerals Ltd. (a)	8,525,252	1,593
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	22
Mortgage Choice Ltd.	5,496,993	10,446
Multiplex Group unit	1,238,000	3,387
National Australia Bank Ltd.	160,700	4,397
Novera Energy Ltd. (a)	844,100	851
Origin Energy Ltd.	410,900	2,377
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Paladin Resources Ltd. (a)(d)	1,336,800	$ 4,630
QBE Insurance Group Ltd.	257,323	4,348
Reverse Corp. Ltd.	832,700	1,595
Rinker Group Ltd.	75,000	757
Roc Oil Co. Ltd. (United Kingdom) (a)	5,966,492	19,784
Seek Ltd.	1,350,239	4,863
Sphere Investments Ltd. (a)	4,527,406	4,163
Stockland unit	559,508	2,932
Sylvania Resources Ltd. (a)(e)	7,484,597	4,932
Sylvania Resources Ltd. (UK) (a)(e)	4,662,600	3,332
Tanami Gold NL	23,140,700	4,610
United Group Ltd.	1,100,021	11,935
Virotec International Ltd. (United Kingdom) (a)	6,788,332	1,997
Woolworths Ltd.	388,818	5,673
WorleyParsons Ltd. (d)	149,430	2,296
TOTAL AUSTRALIA		236,385
Austria - 0.9%
OMV AG	315,700	19,365
Belgium - 0.2%
Melexis NV	88,999	1,415
Punch International NV (a)	27,500	2,995
TOTAL BELGIUM		4,410
Bermuda - 2.2%
Aquarius Platinum Ltd. (United Kingdom)	539,400	9,013
Integrated Distribution Services Group Ltd. (IDS)	520,000	917
Peace Mark Holdings Ltd.	2,210,000	1,132
Petra Diamonds Ltd. (a)	2,502,406	4,488
Ports Design Ltd.	1,955,500	2,970
RC Group (Holdings) Ltd.	2,376,827	2,153
SeaDrill Ltd. (a)(d)	668,921	8,722
Sinochem Hong Kong Holding Ltd.	2,247,400	833
Tanzanite One Ltd. (e)	5,808,701	11,448
Trefoil Ltd. (a)	737,000	4,550
Xceldiam Ltd. (e)	3,318,255	2,696
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	356
TOTAL BERMUDA		49,278
Brazil - 0.1%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	26,900	1,866
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.4%
Albidon Ltd. unit (a)	1,469,000	$ 1,633
BDI Mining Corp. (a)(e)	8,728,890	3,424
CIC Energy Corp. (a)	296,700	2,171
Renesola Ltd.	612,900	939
Titanium Resources Group Ltd.	1,142,800	1,345
TOTAL BRITISH VIRGIN ISLANDS		9,512
Canada - 4.0%
Altius Minerals Corp. (a)	715,906	5,124
Antrim Energy, Inc. (a)	875,000	2,482
Artumas Group, Inc.	421,400	2,807
Bankers Petroleum Ltd. (a)	3,767,000	2,563
Banro Corp. (a)	167,500	1,636
Brazilian Diamonds Ltd. (a)	1,300,000	253
Falcon Oil & Gas Ltd. (a)	1,844,500	5,966
First Quantum Minerals Ltd.	104,171	4,747
Grove Energy Ltd. (a)	1,964,140	1,211
Lionore Mining International Ltd. (a)	480,000	2,617
MagIndustries Corp. (a)(e)	11,735,900	14,001
Oilexco, Inc. (a)	3,263,025	20,070
Platinum Group Metals Ltd. (a)	407,100	565
Rock Well Petroleum, Inc. (g)	770,400	1,021
Shore Gold, Inc. (a)	280,000	1,198
Starfield Resources, Inc. (a)(e)	10,393,131	3,398
Starfield Resources, Inc. (a)(e)(g)	2,626,050	773
Starfield Resources, Inc.:
warrants 5/9/07 (a)(g)	1,313,025	28
warrants 1/21/08 (a)(g)	1,678,100	77
StrataGold Corp. (a)	2,229,000	2,423
StrataGold Corp. (a)(g)	1,078,111	1,055
SXR Uranium One, Inc. (a)	475,740	3,547
Tenke Mining Corp. (a)	160,000	1,558
Uruguay Mineral Exploration, Inc. (a)	344,800	1,188
Valkyries Petroleum Corp. (a)	196,300	2,368
Visual Defence, Inc. (a)(e)	5,963,100	2,896
Western Canadian Coal Corp. (a)	2,161,418	4,393
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,229
TOTAL CANADA		91,194
Cayman Islands - 0.6%
AAC Acoustic Technology Holdings, Inc.	1,000,000	965
Foxconn International Holdings Ltd. (a)	69,000	160
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
GlobalSantaFe Corp.	92,800	$ 5,098
New World China Land Ltd.	4,304,800	1,673
Prime Success International Group Ltd.	3,954,000	2,234
Solomon Systech International Ltd.	6,530,000	1,588
Wasion Meters Group Ltd.	2,450,000	1,119
TOTAL CAYMAN ISLANDS		12,837
China - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	476,000	799
China Oilfield Services Ltd. (H Shares)	2,174,000	1,181
China Shenhua Energy Co. Ltd. (H Shares)	972,000	1,749
Dalian Port (PDA) Co. Ltd. (H Shares)	3,668,000	1,666
Focus Media Holding Ltd. ADR	59,500	3,725
Lianhua Supermarket Holdings Co. (H Shares)	639,000	699
Shenzhou International Group Holdings Ltd.	4,738,000	1,939
Yantai Changyu Pioneer Wine Co. (B Shares)	327,210	867
TOTAL CHINA		12,625
Denmark - 0.2%
Rockwool International AS Series A	34,100	4,232
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	100,900	1,100
Finland - 0.7%
Aldata Solutions Oyj (a)	1,598,429	4,390
Inion OY (a)(e)	3,740,300	3,197
Nokian Tyres Ltd. (d)	386,500	5,342
Tekla Oyj (A Shares)	344,180	2,198
TOTAL FINLAND		15,127
France - 2.3%
Altamir et Compagnie SA	5,500	1,175
Bourbon SA	28,076	1,506
BVRP Software SA (a)(d)	143,163	2,333
Carbone Lorraine	27,400	1,435
Constructions Industrielles dela Mediterranee SA	10,300	1,455
Electricite de France	146,200	7,532
Groupe Open SA (d)	52,500	922
Groupe Open SA warrants 10/21/06 (a)	14,809	7
Groupe Promeo	56,325	2,447
Guerbet SA	8,400	1,341
Icade SA	416,018	19,231
Common Stocks - continued
	Shares	Value (000s)
France - continued
Maisons France Confort	29,084	$ 1,802
Orpea (a)	22,707	1,566
Sechilienne-Sidec	100,614	3,573
Signaux Girod	15,575	1,430
Tessi SA	48,053	3,066
The Lisi Group	22,500	1,409
TOTAL FRANCE		52,230
Germany - 1.6%
ADVA AG Optical Networking (a)	116,435	980
Articon-Integralis AG (Reg.) (a)	468,185	1,776
Deutz AG (a)	1,027,100	8,659
E.ON AG	28,500	3,435
ElringKlinger AG	18,284	923
Fresenius AG	20,771	3,285
Grenkeleasing AG	25,918	1,445
Kontron AG	133,764	1,598
Merck KGaA	24,041	2,193
Parsytec AG (a)	307,671	1,128
Pfleiderer AG	164,259	3,882
PSI AG (a)	540,949	3,109
Pulsion Medical Systems AG (a)	98,511	705
SGL Carbon AG (a)	200,700	3,697
TOTAL GERMANY		36,815
Greece - 0.8%
Autohellas SA	363,100	1,716
Fourlis Holdings SA	122,300	1,734
Intralot SA	69,400	1,755
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,261,716	12,797
TOTAL GREECE		18,005
Hong Kong - 0.9%
Bank of East Asia Ltd.	275,000	1,136
Cafe de Coral Holdings Ltd.	1,190,000	1,770
Chen Hsong Holdings Ltd.	1,606,000	899
China Everbright Ltd. (a)	90,000	55
China Overseas Land & Investment Ltd.	1,188,000	696
Citic International Financial Holdings Ltd.	1,297,000	733
Fong's Industries Co. Ltd.	844,000	529
Giordano International Ltd.	4,822,000	2,563
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Hong Kong Aircraft & Engineering Co.	75,200	$ 880
Industrial & Commercial Bank of China (Asia) Ltd.	738,000	1,250
Li & Fung Ltd.	158,000	331
Lifestyle International Holdings Ltd.	451,000	842
Midland Holdings Ltd.	710,000	349
Sa Sa International Holdings Ltd.	608,000	207
Singamas Container Holdings Ltd.	638,000	439
SmarTone Telecommunications Holdings Ltd.	1,015,000	959
Tai Cheung Holdings Ltd.	1,414,000	728
Vtech Holdings Ltd.	937,000	5,240
Wing Lung Bank Ltd.	122,700	1,086
TOTAL HONG KONG		20,692
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	4,901
India - 0.2%
Great Eastern Energy Corp. Ltd. GDR	1,444,600	3,508
Noida Toll Bridge Co. Ltd. GDR	454,051	1,703
TOTAL INDIA		5,211
Indonesia - 0.2%
PT Bakrie Sumatera Plantation Tbk	19,757,000	2,331
PT Perusahaan Gas Negara Tbk Series B	2,088,500	2,717
TOTAL INDONESIA		5,048
Ireland - 0.7%
Adwalker PLC (a)(e)	9,125,000	405
Glanbia PLC	1,135,500	2,828
Kenmare Resources PLC (a)	2,933,800	2,233
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	760
Minco PLC (a)	2,627,271	540
Petroceltic International PLC (a)(d)	13,644,934	5,034
Providence Resources PLC (a)	12,936,300	1,305
Trinity Biotech PLC sponsored ADR (a)	227,325	1,764
Vimio PLC	867,300	1,231
TOTAL IRELAND		16,100
Israel - 0.5%
Advanced Vision Technology Ltd. (a)	133,900	1,603
Israel Chemicals Ltd.	917,000	4,341
Leadcom Integrated Solutions	3,766,400	3,588
Common Stocks - continued
	Shares	Value (000s)
Israel - continued
Metal-Tech Ltd.	640,200	$ 1,782
MTI Wireless Edge Ltd.	705,128	553
TOTAL ISRAEL		11,867
Italy - 2.5%
Amplifon Spa	251,050	2,297
Banca Credit Firenze	2,832,064	7,959
Banca Italease Spa	788,800	37,484
Bastogi Spa (a)(d)	3,382,596	875
ERG Spa	109,100	2,649
Lottomatica Spa	81,000	3,010
Saipem Spa	55,700	1,284
Teleunit Spa (e)	12,719,158	1,426
TOTAL ITALY		56,984
Japan - 34.2%
Abc-Mart, Inc. (d)	298,900	6,374
Access Co. Ltd.	419	1,049
Access Co. Ltd. (a)(d)	422	2,433
Adeka Corp.	184,000	2,098
Advanced Media, Inc. Japan (a)(d)	70	241
Aeon Fantasy Co. Ltd.	76,900	2,864
Aichi Steel Corp. (d)	675,000	4,445
Ain Pharmaciez, Inc.	44,900	717
Alpen Co. Ltd.	50,900	1,603
AOC Holdings, Inc.	89,100	1,741
AOI Electronics Co. Ltd.	46,500	1,042
Ariake Japan Co. Ltd. (d)	154,500	3,423
Asahi Diamond Industrial Co. Ltd.	310,000	2,647
Asics Corp.	248,000	2,451
Asset Managers Co. Ltd. (d)	4,198	8,715
Atect Corp.	47,900	854
Atrium Co. Ltd. (d)	58,400	4,559
Axell Corp. (d)	646	2,367
Bit-isle, Inc.	359	1,603
Bookoff Corp. (d)	210,000	4,213
C. Uyemura & Co. Ltd.	1,100	60
Canon Fintech, Inc.	92,000	1,669
Casio Micronics Co. Ltd. (d)	200,500	2,641
Chiba Bank Ltd.	384,000	3,758
Chiyoda Co. Ltd.	68,500	1,497
Chiyoda Corp.	94,000	1,804
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Chugoku Marine Paints Ltd. (d)	60,000	$ 304
Chuo Denki Kogyo Co. Ltd. (d)	35,000	123
CMIC Co. Ltd. (d)	2,520	622
Create SD Co. Ltd.	70,800	1,084
CyberAgent, Inc. (d)	1,611	1,897
Daido Metal Co. Ltd. (d)	525,000	2,734
Daido Steel Co. Ltd.	1,752,000	13,279
Daito Gyorui Co. Ltd.	9,000	18
Daiwa Securities Group, Inc.	212,000	2,369
Daiwabo Information System Ltd. (d)	375,500	5,391
Denyo Co. Ltd.	62,900	800
Ebara Corp. (d)	873,000	3,655
Eiken Chemical Co. Ltd.	157,900	1,680
Elpida Memory, Inc. (a)(d)	106,300	4,256
Endo Lighting Corp.	202,000	2,112
Faith, Inc. (d)	1,619	379
FamilyMart Co. Ltd.	25,100	757
FCC Co. Ltd. (d)	127,000	2,531
FinTech Global, Inc. (d)	487	1,954
Fujikura Ltd. (d)	2,452,000	30,562
Fullcast Co. Ltd. (d)	1,169	3,467
Futaba Industrial Co. Ltd. (d)	370,800	8,085
Gentosha, Inc.	141	695
Hamamatsu Photonics KK (d)	186,800	6,338
Haseko Corp. (a)(d)	1,175,000	3,997
Heiwa Real Estate Co. Ltd. (d)	388,500	2,111
Hikari Tsushin, Inc. (d)	275,700	11,158
Hioki EE Corp. (d)	33,100	1,074
Hiroshima Bank Ltd.	738,000	4,583
Hitachi Construction Machinery Co. Ltd.	881,700	20,726
Hitachi Zosen Corp. (a)(d)	2,409,500	2,543
Hogy Medical Co.	28,400	1,291
Hokuriku Electric Industry (d)	1,083,000	3,703
Hokuto Corp.	239,800	3,987
Ibiden Co. Ltd.	68,700	3,320
IDU Co. (a)(d)	1,320	2,475
Ikyu Corp. (d)	366	568
Intelligence Ltd. (d)	2,400	6,699
Internet Research Institute, Inc. (d)	1,861	1,490
Iriso Electronics Co. Ltd.	86,700	2,843
Ishihara Chemical Co. Ltd.	48,000	1,047
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,042,000	2,936
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Itochu Corp.	1,187,000	$ 10,695
Japan Communications, Inc. (a)(d)	394	179
Japan Digital Contents Trust, Inc. (a)(d)	877	211
Jastec Co. Ltd.	140,800	1,303
JGC Corp.	154,000	2,552
Joint Corp. (d)	98,400	2,678
JSR Corp.	151,700	3,573
Juroku Bank Ltd.	197,000	1,180
Kakaku.com, Inc. (d)	783	2,547
Kenedix, Inc. (d)	875	3,549
Kibun Food Chemifa Co. Ltd. (d)	89,900	1,043
KK daVinci Advisors (a)	6,038	5,029
Kobayashi Pharmaceutical Co. Ltd.	155,000	6,395
Kobe Steel Ltd.	1,530,000	4,617
Koito Manufacturing Co. Ltd.	183,000	2,579
Konica Minolta Holdings, Inc. (d)	644,000	8,207
Kubota Corp.	74,000	680
Kura Corp. Ltd. (e)	6,084	16,557
Kurita Water Industries Ltd.	111,800	2,087
Link Theory Holdings Co. Ltd. (d)	145	373
Lopro Corp. (d)	226,200	693
Media Global Links Co. Ltd.	233	695
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	179,700	8,135
Micronics Japan Co. Ltd. (d)	162,200	4,456
Miraca Holdings, Inc.	134,900	3,671
Mitsuba Corp.	263,000	2,739
Mitsubishi Gas Chemical Co., Inc.	1,241,000	12,480
Mitsubishi Materials Corp. (d)	1,252,000	4,969
Mitsui Engineering & Shipbuilding Co.	992,000	2,726
Mitsui O.S.K. Lines Ltd.	678,000	4,471
Mori Seiki Co. Ltd. (d)	125,500	2,594
Murata Manufacturing Co. Ltd.	165,500	10,942
Nachi-Fujikoshi Corp.	1,133,000	5,643
Namco Bandai Holdings, Inc.	132,100	1,897
NEC Leasing Ltd.	77,400	1,570
NEOMAX Co. Ltd. (d)	206,000	3,854
Net One Systems Co. Ltd.	169	261
NGK Spark Plug Co. Ltd. (d)	864,000	18,049
NHK Spring Co. Ltd.	381,000	4,064
NIC Corp.	267,300	2,425
Nidec Copal Electronics Corp. (d)	248,600	1,735
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	36,200	$ 2,570
Nidec Tosok Corp. (d)	38,300	435
Nihon Ceratec Co. Ltd. (d)	358	990
Nihon Dempa Kogyo Co. Ltd. (d)	426,300	14,129
Nihon Micro Coating Co. Ltd.	147,500	1,060
Nihon Trim Co. Ltd. (d)	198,500	8,934
Nihon Unicom Corp.	112,400	1,616
Nikkiso Co. Ltd.	222,000	2,484
Nippon Chemiphar Co. Ltd. (a)	380,000	2,502
Nippon Denko Co. Ltd. (d)	2,454,000	6,956
Nippon Mining Holdings, Inc.	103,500	876
Nippon Oil Corp.	259,000	2,029
Nippon Paint Co. Ltd.	615,000	2,816
Nippon Seiki Co. Ltd.	971,000	19,310
Nippon Soda Co. Ltd.	558,000	2,468
Nissei Corp.	128,000	1,563
Nissin Kogyo Co. Ltd.	1,273,000	24,316
Nissin Servicer Co. Ltd. (d)	1,311	425
Noritake Co. Ltd.	387,000	2,194
NTN Corp.	207,000	1,560
Obara Corp.	1,100	51
Oiles Corp. (d)	83,100	1,740
Opt, Inc. (a)	150	475
Optex Co. Ltd.	97,200	2,603
Optoelectronics Co. Ltd.	49,300	860
Otaki Gas Co. Ltd.	16,000	88
Otsuka Corp.	30,800	3,441
Pacific Metals Co. Ltd. (d)	748,000	5,441
Parker Corp.	9,000	99
Phoenix Electric Co. Ltd. (d)	251,000	1,789
Pigeon Corp. (d)	180,000	2,804
Produce Co. Ltd.	464	2,602
Ray Corp.	232,700	477
Relo Holdings Corp.	30,900	531
Rex Holdings Co. Ltd.	2,255	6,097
Royal Holdings Co. Ltd.	107,000	1,579
Ryobi Ltd.	359,000	2,414
Saison Information Systems Co. Ltd.	143,200	1,725
Saizeriya Co. Ltd. (d)	94,700	1,493
Sammy NetWorks Co. Ltd.	800	4,229
Sanyo Special Steel Co. Ltd.	168,000	1,319
Sato Corp.	285,500	6,263
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sawai Pharmaceutical Co. Ltd. (d)	63,100	$ 3,368
SBI Holdings, Inc.	3,748	1,471
SBS Co. Ltd. (d)	175	502
Sega Sammy Holdings, Inc.	137,900	4,571
Sekisui Plastics Co. Ltd.	160,000	529
Senshukai Co. Ltd.	75,000	818
Seria Co. Ltd.	389	736
Shaddy Co. Ltd.	196,800	2,762
Shibaura Electronics Co. Ltd.	152,800	2,772
Shikoku Chemicals Corp. (d)	134,000	901
Shinohara Systems of Construction Co. Ltd.	453	988
Shizuki Electric Co., Inc.	380,000	1,657
Showa Denko KK	2,661,000	10,862
St. Marc Holdings Co. Ltd.	38,100	2,476
Star Micronics Co. Ltd.	557,000	10,324
Sumco Corp.	33,200	1,929
Sumitomo Corp.	1,208,000	17,111
Sumitomo Metal Industries Ltd.	2,202,000	8,796
Sumitomo Metal Mining Co. Ltd.	746,000	10,521
Sumitomo Titanium Corp. (d)	10,400	1,605
Sun Frontier Fudousan Co. Ltd.	616	1,010
Sunx Ltd.	197,800	4,468
Sysmex Corp.	106,300	4,877
T&D Holdings, Inc.	29,250	2,324
Taisei Corp.	358,000	1,199
Taiyo Ink Manufacturing Co. Ltd.	79,000	3,659
Taiyo Kagaku (d)	104,900	1,381
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,840
Takiron Co. Ltd.	437,000	1,799
Telewave, Inc. (d)	3,227	8,697
The First Energy Service Co. Ltd. (a)(d)	191	136
The Keiyo Bank Ltd.	332,000	1,879
Toagosei Co. Ltd. (d)	533,000	2,069
Toc Co. Ltd.	104,000	536
Tohcello Co. Ltd.	209,000	2,550
Tokai Carbon Co. Ltd. (d)	580,000	3,233
Token Corp. (d)	235,100	16,507
Tokuyama Corp.	162,000	2,152
Tokyo Gas Co. Ltd. (d)	376,000	1,869
Tokyo Leasing Co. Ltd. (d)	152,000	1,895
Tokyo Seimitsu Co. Ltd. (d)	70,900	3,290
Tomen Devices Corp.	85,600	1,639
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tomoe Engineering Co. Ltd.	79,300	$ 1,179
TonenGeneral Sekiyu KK (d)	189,000	1,889
Toppan Printing Co. Ltd.	278,000	3,198
Toray Industries, Inc.	705,000	5,922
Toshiba Machine Co. Ltd.	277,000	2,875
Toyo Ink Manufacturing Co. Ltd.	158,000	666
Toyo Suisan Kaisha Ltd.	59,000	953
Trancom Co. Ltd.	116,300	2,435
Trend Micro, Inc.	72,500	2,378
Tyo Productions, Inc. (d)	128,000	723
Usen Corp. (d)	275,760	2,742
Village Vanguard Co. Ltd.	179	1,144
Wacom Co. Ltd.	422	843
Wiz Co. Ltd.	404	1,198
Yachiyo Industry Co. Ltd. (d)	106,300	2,485
Yahoo! Japan Corp.	2,318	981
Yamada Denki Co. Ltd.	171,200	16,650
Yaskawa Electric Corp. (d)	361,000	4,178
Yokogawa Electric Corp.	170,700	2,274
Yoshimoto Kogyo Co. Ltd. (d)	66,800	1,477
Zensho Co. Ltd. (d)	234,800	2,959
TOTAL JAPAN		773,824
Korea (South) - 0.4%
Core Logic, Inc.	13,549	407
Korean Reinsurance Co.	128,056	1,475
LG Household & Health Care Ltd.	10,410	803
LG Telecom Ltd. (a)	52,222	566
NHN Corp. (a)	16,737	1,861
SFA Engineering Corp.	25,920	860
SK Corp.	15,990	1,120
Taewoong Co. Ltd.	22,066	509
YBM Sisa.com, Inc.	59,359	1,262
TOTAL KOREA (SOUTH)		8,863
Malaysia - 0.2%
Kulim Malaysia BHD	856,700	932
PPB Oil Palms BHD	444,700	906
Steppe Cement Ltd. (a)	847,900	3,033
Uchi Technologies BHD	437,300	392
TOTAL MALAYSIA		5,263
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 0.5%
Bateman Engineering NV	484,157	$ 2,908
Engel East Europe NV	1,867,712	4,100
Nutreco Holding NV	63,900	3,973
TOTAL NETHERLANDS		10,981
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	2,248,452	5,984
Freightways Ltd.	396,580	901
Sky City Entertainment Group Ltd.	2,149,916	7,076
Tower Ltd. (a)	550,205	1,159
TOTAL NEW ZEALAND		15,120
Norway - 2.4%
Aker Kvaerner ASA	32,000	3,224
Camillo Eitzen & Co. ASA (d)	252,400	2,625
Deep Ocean ASA (a)	373,747	1,184
Eitzen Maritime Services ASA (a)(d)	68,425	24
Fred Olsen Energy ASA (a)	25,500	1,173
P4 Radio Hele Norge ASA	141,400	505
Pertra AS (A Shares) (a)(e)	175,642	1,926
ProSafe ASA	318,600	18,894
Schibsted ASA (B Shares) (d)	48,600	1,319
Solstad Offshore ASA	114,000	2,223
Songa Offshore ASA (a)	871,386	6,796
Statoil ASA	124,700	3,698
Stepstone ASA (a)	4,710,000	7,959
TANDBERG ASA	263,700	2,464
TOTAL NORWAY		54,014
Papua New Guinea - 0.1%
Oil Search Ltd.	918,100	2,898
Poland - 0.0%
Polski Koncern Naftowy Orlen SA unit	20,900	806
Singapore - 2.0%
Advent Air Ltd. (a)(e)	15,269,299	3,138
Cosco Corp. Singapore Ltd.	2,159,000	2,092
DBS Group Holdings Ltd.	87,000	997
GES International Ltd.	5,357,000	4,106
HTL International Holdings Ltd.	1,244,375	922
Keppel Corp. Ltd.	91,000	882
Keppel Land Ltd.	622,000	1,544
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Parkway Holdings Ltd.	3,746,000	$ 6,074
Sembcorp Marine Ltd.	165,000	349
SIA Engineering Co. Ltd.	3,364,000	7,670
Singapore Petroleum Co. Ltd.	445,000	1,409
Singapore Post Ltd.	15,136,000	10,354
Uol Group Ltd.	1,451,000	2,647
Want Want Holdings Ltd.	1,752,000	2,523
TOTAL SINGAPORE		44,707
South Africa - 1.9%
African Bank Investments Ltd.	1,992,851	7,099
Barnard Jacobs Mellet Holdings Ltd.	3,499,100	2,392
MTN Group Ltd.	515,602	3,941
Steinhoff International Holdings Ltd.	7,338,332	22,499
Telkom SA Ltd.	146,300	2,757
Wilson Bayly Holmes-Ovcon Ltd.	446,856	3,505
TOTAL SOUTH AFRICA		42,193
Sweden - 1.0%
Hexagon AB (B Shares) (d)	239,511	8,009
Intrum Justitia AB	298,000	2,688
Modern Times Group AB (MTG) (B Shares)	227,750	11,297
VBG AB (B Shares)	26,840	328
TOTAL SWEDEN		22,322
Switzerland - 0.3%
Actelion Ltd. (Reg.) (a)	16,588	2,091
Bucher Holding AG	15,811	1,336
Escor Casino & Entertainment SA (a)	19,770	402
Mobilezone Holding AG	187,480	990
Pargesa Holding SA	14,130	1,349
Sulzer AG (Reg.)	2,304	1,724
TOTAL SWITZERLAND		7,892
Taiwan - 0.2%
Catcher Technology Co. Ltd.	100,000	1,023
Delta Electronics, Inc.	240,450	648
Holtek Semiconductor, Inc.	470,638	845
MJC Probe, Inc.	404,000	1,030
Common Stocks - continued
	Shares	Value (000s)
Taiwan - continued
Phoenix Precision Technology Corp.	47,139	$ 62
Shin Kong Financial Holding Co. Ltd.	849,000	883
TOTAL TAIWAN		4,491
Thailand - 0.3%
Bumrungrad Hospital PCL (For. Reg.)	3,280,100	3,076
Thai Oil PCL (For. Reg.)	514,100	876
Total Access Communication PCL (a)	645,600	2,518
True Corp. PCL (a)	6,563,000	1,560
TOTAL THAILAND		8,030
Turkey - 0.4%
Dogan Gazetecilik AS (a)	2,095,955	3,527
Tupras-Turkiye Petrol Rafinerileri AS	274,600	5,180
TOTAL TURKEY		8,707
United Kingdom - 18.7%
Accuma Group PLC (a)	418,063	2,456
Accuma Group PLC (a)(g)	139,600	704
Advanced Technology (UK) PLC (a)(e)	7,355,000	0
AeroBox PLC (a)	5,694,657	332
Afren PLC (a)(d)(e)	13,838,800	11,827
African Consolidated Resources PLC	7,758,334	1,739
African Copper PLC (a)	1,742,884	2,100
Air Partner PLC	45,000	546
Alizyme PLC (a)	464,600	859
Alliance Pharma PLC (a)(e)	7,984,200	2,237
Alterian PLC (a)	1,020,800	1,897
Amlin PLC	206,973	963
Andor Technology Ltd. (a)	313,644	478
Anglo Asian Mining PLC	4,278,000	2,098
Angus & Ross PLC (a)	5,174,200	2,175
Appian Technology PLC (a)	5,391,178	944
Appian Technology PLC warrants 2/28/08 (a)(g)	479,045	21
Ascent Resources PLC (a)(e)	13,698,300	2,815
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	94
Asia Energy PLC (a)	1,360,038	8,810
Atrium Underwriting PLC	257,060	927
Autoclenz Holdings PLC (e)	555,000	1,135
Avanti Screenmedia Group PLC (a)(e)	1,561,600	7,993
Avation PLC (a)	1,526,929	0
Baltic Oil Terminals PLC	1,913,000	5,253
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Belitung Zinc Corp. PLC (g)	7,435,490	$ 1,389
BG Group PLC	151,000	2,031
Bioprogress PLC (a)(d)(e)	9,271,618	6,538
Blackstar Investors PLC (e)	2,870,000	6,058
Block Shield Corp. PLC (a)	1,171,700	2,648
BowLeven PLC (a)(e)	2,295,300	8,704
Caffe Nero Group PLC (a)	455,278	1,578
Cambrian Mining PLC (e)	7,535,000	21,290
Camco International Ltd.	868,900	901
Cardpoint PLC (a)	345,300	503
CareCapital Group PLC	1,847,500	1,035
Celsis International PLC	788,248	2,481
Central African Mining & Exploration Co. PLC (a)	23,558,719	24,205
Centurion Electronics PLC (a)(e)	880,024	732
Ceres Power Holding PLC (a)	759,497	4,001
Chaco Resources PLC (a)	13,877,350	3,240
Clapham House Group PLC (a)	494,150	1,952
Cobra Biomanufacturing PLC (a)	396,900	352
Coffeeheaven International PLC (a)(e)	6,468,509	3,081
Corac Group PLC (a)(e)	5,274,104	3,596
Corin Group PLC	828,814	3,522
Countermine PLC (a)(g)	4,939	476
Countermine PLC warrants 7/26/06 (a)(g)	4,939	0
CustomVis PLC (a)	1,558,936	87
DA Group PLC (a)(e)	1,800,165	1,227
Datacash Group PLC	800,350	2,729
Dominion Energy PLC (a)(e)	10,531,300	1,475
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	91
Eclipse Energy Co. Ltd. (g)	102,000	1,429
Econergy International PLC	675,000	1,116
Emerald Energy PLC (a)	552,500	2,118
EnCore Oil PLC (a)	3,539,000	1,388
Eureka Mining PLC (a)	381,700	560
Europa Oil & Gas Holdings PLC (a)	1,000,000	476
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	51
European Diamonds PLC (a)	499,300	133
Faroe Petroleum PLC (a)	1,640,706	3,494
Financial Payment Systems Ltd. (a)(e)	7,787,504	1,600
Firestone Diamonds PLC (a)	1,718,100	3,418
Flomerics Group PLC	449,658	819
Forum Energy PLC (e)	1,694,770	2,374
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Future PLC	771,900	$ 570
Gemfields Resources PLC (d)(e)	6,859,200	4,805
GMA Resources PLC (a)(e)	23,646,083	4,859
Goals Soccer Centres PLC	662,100	2,665
Golden Prospect PLC	2,406,500	2,248
Goldshield Group PLC	416,400	2,116
GTL Resources PLC (a)	12,288,572	585
Gyrus Group PLC (a)	651,600	4,090
Hallin Marine Subsea International PLC	1,047,700	1,370
Hambledon Mining PLC (a)	6,671,400	2,087
Hardide Ltd. (a)(e)	9,126,000	1,449
Healthcare Enterprise Group PLC (a)(e)	16,540,108	2,246
Highbury House Communications PLC (a)	713,914	9
Hot Tuna International PLC (e)	2,359,400	1,609
Hot Tuna International PLC warrants 2/25/08 (a)(g)	1,179,700	73
Hydrodec Group PLC (a)(e)	16,486,086	8,546
ID Data PLC (a)(e)	84,350,500	867
Ideal Shopping Direct PLC	661,592	3,467
Impact Holdings PLC (UK) (a)(e)	4,666,600	1,177
Indago Petroleum Ltd.	3,089,846	2,915
Inova Holding PLC	1,443,461	1,470
Intec Telecom Systems PLC (a)	2,639,500	1,972
Interbulk Investments PLC (a)(e)	5,450,000	2,036
International Con Minerals Ltd. (g)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(g)	1,329,982	0
Intertek Group PLC	104,610	1,279
iomart Group PLC	2,235,000	3,090
IPSA Group PLC (e)	3,246,075	2,213
ITE Group PLC	3,241,717	7,221
ITM Power PLC (a)	3,196,490	10,211
Jubilee Platinum PLC (a)(e)	7,171,303	7,401
Kalahari Minerals PLC	3,563,200	949
KimCor Diamonds PLC (e)	4,370,000	1,143
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	204
Landround PLC (e)	358,600	131
Lansdowne Oil & Gas PLC	907,620	1,034
Lawrence PLC	964,724	5,064
London Asia Chinese Private Equity Fund Ltd. (a)	527,000	1,044
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	49
LTG Technologies PLC (a)(e)	19,449,772	3,134
Manpower Software PLC (a)	208,824	71
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Max Petroleum PLC (d)	13,208,808	$ 30,535
Metals Exploration PLC (a)(e)	2,795,077	1,906
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	435
Michelmersh Brick Holdings PLC	374,600	759
Monstermob Group PLC (a)	30,436	26
Motivcom PLC (e)	2,025,000	3,159
NDS Group PLC sponsored ADR (a)	105,154	4,978
NeutraHealth PLC (a)(e)	7,228,100	1,722
Oystertec PLC (a)	7,009,687	0
Pan African Resources PLC (a)	3,955,600	406
Peninsular Gold Ltd. (a)	350,000	327
Petrolatina Energy PLC (a)(e)	4,645,755	2,994
Petrolatina Energy PLC warrants 4/30/07 (a)	2,279,573	212
Pilat Media Global PLC (a)	1,026,000	1,006
Platinum Mining Corp. of India PLC (a)(e)	12,520,800	2,690
Plethora Solutions Holdings PLC (a)	431,818	1,319
PlusNet Technologies Ltd. (a)	1,409,404	3,173
Proteome Sciences PLC (a)(d)	780,842	525
Pureprofile Media PLC (g)	1,108,572	1,035
Pureprofile Media PLC warrants 7/31/06 (a)(g)	251,428	0
Pursuit Dynamics PLC (a)	666,667	1,507
Rambler Metals & Mining PLC (a)	1,300,000	1,190
Rheochem PLC (a)(e)	8,728,300	2,690
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Ridge Mining PLC (a)	1,739,800	1,138
Sarantel Group PLC Class A (a)	864,900	267
SDL PLC (a)	948,100	3,702
Serabi Mining PLC (a)	1,640,800	981
Sibir Energy PLC (a)	84,580	726
Sinclair Pharma PLC (a)	2,521,696	5,676
Sinosoft Technology PLC	4,754,000	1,909
Solomon Gold PLC (e)	1,824,300	767
SPI Lasers PLC	629,350	2,686
Spice Holdings PLC	662,000	3,660
Stem Cell Sciences PLC	716,649	756
Sterling Energy PLC (a)	3,389,267	1,520
Stratex International PLC	4,891,100	697
SubSea Resources PLC (a)(e)	8,729,100	4,770
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	405
Synchronica PLC (a)	1,806,000	489
Synergy Healthcare PLC	253,972	2,609
Tanfield Group PLC (a)(e)	14,042,331	6,755
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Target Resources PLC	1,020,000	$ 972
Target Resources PLC warrants 7/1/08 (a)	1,020,000	86
Tersus Energy PLC (a)	1,420,122	995
Theratase PLC	1,725,000	1,402
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	890
Tikit Group PLC	520,608	2,003
TMO Biotec (g)	10,000	560
Toledo Mining Corp. PLC (a)(e)	1,608,144	2,989
Triple Plate Junction PLC (a)	3,638,000	1,155
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
Tristel PLC	274,418	238
UK Coal PLC	899,169	3,259
Unibet Group PLC unit	214,356	5,026
Vectura Group PLC (a)	2,859,400	5,261
Victoria Oil & Gas PLC (a)	2,605,000	3,942
Whatman PLC	280,100	1,517
William Ransom & Son PLC	3,429,500	2,883
Windsor PLC	700,000	523
World Gaming PLC (a)	1,170,500	1,771
ZincOx Resources PLC (a)	970,000	4,059
TOTAL UNITED KINGDOM		423,206
United States of America - 2.6%
121Media, Inc. (a)	644,900	15,661
Chindex International, Inc. (a)(d)	14,800	132
Cyberscan Technology, Inc. (e)	996,527	5,259
Diamond Offshore Drilling, Inc.	112,100	8,848
Frontera Resources Corp. (a)	2,167,700	3,989
Frontier Mining Ltd. (a)(e)	6,771,600	2,656
Marathon Oil Corp.	30,000	2,719
Solar Integrated Technologies, Inc. (a)	1,497,073	1,734
Spacelabs Healthcare, Inc.	707,250	1,777
Trico Marine Services, Inc. (a)	49,800	1,825
Uramin, Inc. warrants 7/26/08 (a)(g)	666,666	157
UTEK Corp. (d)	22,500	510
Valero Energy Corp.	70,900	4,781
X-Rite, Inc.	19,616	182
XL TechGroup, Inc. (a)	1,437,880	7,857
TOTAL UNITED STATES OF AMERICA		58,087
TOTAL COMMON STOCKS (Cost $1,820,508)		2,177,188
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value (000s)
Germany - 0.5%
Fresenius AG (non-vtg.)	70,528	$ 11,597
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	757,164	1,372
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,569)		12,969
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	508
Corporate Bonds - 0.4%
		Principal Amount (000s) (h)
Convertible Bonds - 0.4%
Canada - 0.3%
Western Canadian Coal Corp. 7.5% 3/24/11	CAD	$ 7,400	6,457
United Kingdom - 0.1%
BioCare Solutions Ltd. 1% 12/31/06 (g)	GBP	54,768	1,023
TOTAL CONVERTIBLE BONDS			7,480
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (f)		600	581
TOTAL CORPORATE BONDS (Cost $7,949)			8,061
Money Market Funds - 9.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (b)	28,894,051	$ 28,894
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	181,195,755	181,196
TOTAL MONEY MARKET FUNDS (Cost $210,090)		210,090
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $2,045,520)		2,408,816
NET OTHER ASSETS - (6.4)%		(144,057)
NET ASSETS - 100%		$ 2,264,759
Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $581,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,619,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Accuma Group PLC	7/28/06	$ 702
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$ 974
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
Security	Acquisition Date	Acquisition Cost (000s)
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$ 0
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc.	5/18/06	$ 1,242
Starfield Resources, Inc. warrants 5/9/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/21/08	1/17/06	$ 0
StrataGold Corp.	4/6/06	$ 842
TMO Biotec	10/27/05	$ 535
Uramin, Inc. warrants 7/26/08	8/24/05	$ 0
(h) Principal amount is stated in United States dollars unless otherwise noted.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 1,832	$ 915	$ 704	$ -	$ -
Advanced Technology (UK) PLC	-	-	-	-	-
Advent Air Ltd.	-	2,523	-	-	3,138
Adwalker PLC	1,292	-	-	-	405
Afren PLC	12,040	2,657	2,876	-	11,827
Alliance Pharma PLC	2,924	-	318	-	2,237
Ascent Resources PLC	2,603	526	753	-	2,815
Autoclenz Holdings PLC	-	1,213	10	-	1,135
Avanti Screenmedia Group PLC	-	7,564	895	-	7,993
BDI Mining Corp.	4,646	494	-	-	3,424
Bioprogress PLC	2,479	4,451	237	-	6,538
Blackstar Investors PLC	-	5,074	-	-	6,058
BowLeven PLC	9,158	2,970	-	-	8,704
Cambrian Mining PLC	15,024	3,024	-	156	21,290
Centurion Electronics PLC	574	366	-	-	732
Coffeeheaven International PLC	1,580	1,537	686	-	3,081
Corac Group PLC	2,146	283	54	-	3,596
Cyberscan Technology, Inc.	1,725	8,966	-	-	5,259
DA Group PLC	2,490	-	64	-	1,227
Dominion Energy PLC	-	932	-	-	1,475
Encore Oil PLC (formerly, Oil Quest Resources PLC)	596	-	-	-	-
Financial Payment Systems Ltd.	-	1,729	-	-	1,600
Forum Energy PLC	2,505	1,207	-	-	2,374
Fox Resources Ltd.	844	-	432	-	-
Frontier Mining Ltd.	2,220	256	-	-	2,656
Gemfields Resources PLC	-	5,312	-	-	4,805
GMA Resources PLC	3,026	1,455	208	-	4,859
Hardide Ltd.	2,909	-	850	-	1,449
Healthcare Enterprise Group PLC	10,604	2,028	-	-	2,246
Hot Tuna International PLC	-	2,049	-	-	1,609
Hydrodec Group PLC	2,730	5,558	-	-	8,546
ID Data PLC	1,344	-	-	-	867
Impact Holdings PLC (UK)	-	860	-	-	1,177
Inion OY	3,466	2,117	-	-	3,197
Interbulk Investments PLC	-	2,006	132	-	2,036
International Ferro Metals	15,854	600	91	-	18,546
IPSA Group PLC	2,128	-	434	-	2,213
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jubilee Platinum PLC	$ 3,339	$ 4,414	$ 791	$ -	$ 7,401
KimCor Diamonds PLC	-	1,147	-	-	1,143
Kura Corp. Ltd.	18,905	588	-	-	16,557
Lambert Howarth Group PLC	6,291	-	5,227	131	-
Landround PLC	582	54	-	-	131
Leadcom Integrated Solutions	4,705	-	1,258	64	-
LTG Technologies PLC	2,294	1,300	16	-	3,134
MagIndustries Corp.	-	13,459	461	-	14,001
Metals Exploration PLC	624	-	17	-	1,906
Mineral Commodities Ltd.	-	1,802	-	-	1,211
Mintails Ltd.	-	1,466	244	-	-
Motivcom PLC (formerly, P&MM Group PLC)	3,423	-	16	27	3,159
NeutraHealth PLC	1,719	-	23	-	1,722
Pertra AS (A Shares)	-	3,513	1,508	-	1,926
Petrolatina Energy PLC	-	-	-	-	2,994
Pilat Media Global PLC	2,244	-	1,894	-	-
Platinum Mining Corp. of India PLC	3,602	-	-	-	2,690
PlusNet Technologies Ltd.	7,340	720	845	-	-
PSI AG	3,396	-	1,024	-	-
Rheochem PLC	1,854	-	-	-	2,690
Solomon Gold PLC	-	1,588	-	-	767
Sphere Investments Ltd.	2,552	-	553	-	-
Starfield Resources, Inc.	3,741	577	1,083	-	3,398
Starfield Resources, Inc. (restricted)	-	1,242	-	-	773
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	52	-	-	4,770
Sylvania Resources Ltd.	2,738	557	109	-	4,932
Sylvania Resources Ltd. (UK)	-	2,901	-	-	3,332
Synchronica PLC (formerly, Dat Group PLC)	1,263	-	-	-	-
Taghmen Energy PLC	5,671	-	102	-	-
Tanfield Group PLC	2,911	2,114	224	-	6,755
Tanzanite One Ltd.	4,936	10,260	184	297	11,448
Teleunit Spa	3,683	710	28	94	1,426
Tikit Group PLC	2,436	-	716	22	-
Toledo Mining Corp. PLC	982	2,614	313	-	2,989
Visual Defence, Inc.	1,379	1,024	-	-	2,896
Xceldiam Ltd.	-	-	-	-	2,696
Total	$ 211,430	$ 120,774	$ 25,380	$ 791	$ 255,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,086
Fidelity Securities Lending Cash Central Fund	1,996
Total	$ 3,082
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,063,344,000. Net unrealized appreciation aggregated $345,472,000, of which $540,301,000 related to appreciated investment securities and $194,829,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2006

1.834743.100

ILS-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Australia - 5.5%
CSL Ltd.	266,300	$ 10,763,763
Downer EDI Ltd.	2,014,438	11,561,288
Dyno Nobel Ltd.	5,709,400	10,630,831
Oxiana Ltd.	3,000,000	7,011,187
United Group Ltd.	796,308	8,640,021
WorleyParsons Ltd. (d)	306,898	4,714,970
Zinifex Ltd.	950,000	7,679,741
TOTAL AUSTRALIA		61,001,801
Austria - 1.2%
Andritz AG	76,474	13,382,717
Belgium - 1.2%
Ackermans & Van Haaren SA	74,230	5,475,722
Delhaize Group	113,000	8,187,980
TOTAL BELGIUM		13,663,702
Bermuda - 0.4%
SeaDrill Ltd. (a)(d)	344,900	4,497,088
China - 0.7%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	289,100	2,937,256
Global Bio-Chem Technology Group Co. Ltd.	15,223,300	5,113,552
TOTAL CHINA		8,050,808
Finland - 2.5%
KCI Konecranes Oyj	734,000	13,501,079
Metso Corp.	389,900	14,059,634
TOTAL FINLAND		27,560,713
France - 7.3%
Alstom SA (a)	137,662	11,948,502
ALTEN (a)	146,092	4,506,646
Compagnie Generale de Geophysique SA (a)	90,902	15,710,179
Neopost SA	178,400	19,426,705
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	754,912	20,134,309
Vallourec SA	43,300	9,413,635
TOTAL FRANCE		81,139,976
Germany - 12.8%
Demag Cranes AG	600,000	18,562,450
Deutz AG (a)	1,951,432	16,451,567
Lanxess AG (a)	175,600	6,574,311
Common Stocks - continued
	Shares	Value
Germany - continued
MG Technologies AG	1,119,800	$ 18,323,123
MPC Muenchmeyer Petersen Capital AG	65,957	4,776,985
MTU Aero Engines Holding AG	281,750	10,019,431
Pfleiderer AG	233,312	5,513,390
Q-Cells AG (d)	106,900	7,654,921
SGL Carbon AG (a)	320,000	5,894,204
SolarWorld AG (d)	134,400	7,346,009
Techem AG	366,400	16,848,757
Wacker Chemie AG	60,200	6,267,062
Wincor Nixdorf AG	130,900	17,268,944
TOTAL GERMANY		141,501,154
Hong Kong - 0.8%
Guangzhou Investment Co. Ltd.	25,376,000	4,408,901
PYI Corp. Ltd.	12,651,508	4,200,833
TOTAL HONG KONG		8,609,734
India - 0.3%
Bajaj Hindusthan Ltd.	500,000	3,570,968
Italy - 2.9%
Banca Italease Spa	339,240	16,124,143
Eurotech Spa	210,000	2,710,065
Lottomatica Spa	220,000	8,174,785
Nice Spa	577,500	4,904,765
TOTAL ITALY		31,913,758
Japan - 36.3%
Access Co. Ltd. (a)(d)	1,065	6,140,122
Air Water, Inc. (d)	941,000	8,732,874
Alpen Co. Ltd.	135,400	4,263,358
ARRK Corp.	377,800	7,480,209
Asahi Glass Co. Ltd.	464,000	5,945,190
Asics Corp.	484,000	4,783,009
Asset Managers Co. Ltd. (d)	3,916	8,129,158
Atrium Co. Ltd. (d)	50,000	3,903,184
Chiyoda Corp.	336,000	6,447,449
Credit Saison Co. Ltd.	130,800	5,670,092
Daiei, Inc. (a)(d)	162,700	2,994,304
Dainippon Screen Manufacturing Co. Ltd.	516,000	4,014,584
Fujikura Ltd.	1,275,000	15,891,627
Furukawa Co. Ltd. (d)	1,000,000	1,883,995
Furukawa Electric Co. Ltd.	838,000	5,416,119
Common Stocks - continued
	Shares	Value
Japan - continued
Haseko Corp. (a)(d)	1,451,000	$ 4,935,805
Hisamitsu Pharmaceutical Co., Inc.	321,700	10,213,589
Hitachi Construction Machinery Co. Ltd.	193,500	4,548,474
Hitachi Metals Ltd.	685,000	6,386,960
Intelligence Ltd. (d)	2,727	7,611,339
Intelligent Wave, Inc. (d)	7,474	6,518,971
Izumiya Co. Ltd.	476,000	3,425,207
Japan Asia Investment Co. Ltd.	500,000	2,891,409
Japan General Estate Co. Ltd.	625,400	14,155,369
Japan Steel Works Ltd. (d)	677,000	4,174,784
JGC Corp.	794,000	13,158,308
Joint Corp. (d)	338,600	9,214,409
Kenedix, Inc. (d)	2,000	8,111,644
KK daVinci Advisors (a)(d)	18,098	15,075,089
Konaka Co. Ltd.	241,900	3,597,379
Meiko Electronics Co. Ltd.	100,000	4,526,821
Miraial Co. Ltd.	49,400	3,524,570
Mitsubishi Logistics Corp.	290,000	4,216,572
Mitsui Engineering & Shipbuilding Co.	1,547,000	4,250,371
Nabtesco Corp.	587,000	6,717,348
NEOMAX Co. Ltd. (d)	464,000	8,681,029
NGK Insulators Ltd.	387,000	4,965,347
Nidec Sankyo Corp. (d)	500,000	5,883,123
Nifco, Inc. (d)	125,000	2,431,313
Nintendo Co. Ltd.	70,000	13,071,958
Nippon Electric Glass Co. Ltd.	182,000	4,063,847
Nissan Chemical Industries Co. Ltd.	280,000	3,526,559
OMC Card, Inc. (d)	1,335,500	12,661,915
Omron Corp.	235,700	5,931,047
Organo Corp.	525,000	4,409,725
ORIX Corp.	40,760	10,683,280
Ryohin Keikaku Co. Ltd.	110,200	8,343,096
Sojitz Corp. (a)	500,000	1,613,607
Sumco Corp. (d)	228,600	13,279,337
Sumitomo Titanium Corp. (d)	21,900	3,379,075
Sysmex Corp.	151,600	6,955,220
Takeuchi Manufacturing Co. Ltd.	90,700	4,177,026
The Daimaru, Inc.	457,000	5,468,853
Toho Tenax Co. Ltd. (a)(d)	1,262,000	8,013,397
Toho Titanium Co. Ltd. (d)	85,800	4,235,744
Tokai Carbon Co. Ltd. (d)	500,000	2,786,742
Tokuyama Corp. (d)	1,035,000	13,748,844
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	1,180,000	$ 9,911,382
UNY Co. Ltd.	200,000	2,873,092
Urban Corp.	266,700	2,965,918
Valor Co. Ltd.	144,000	2,555,953
Venture Link Co. Ltd. (a)(d)	712,000	1,838,221
Zeon Corp.	387,000	4,138,352
TOTAL JAPAN		401,542,694
Luxembourg - 0.7%
Acergy SA (a)	434,600	7,462,082
Netherlands - 1.1%
Buhrmann NV	900,000	12,415,842
Norway - 3.2%
Fred Olsen Energy ASA (a)(d)	98,900	4,547,533
Petroleum Geo-Services ASA (a)	307,200	16,621,054
ProSafe ASA	50,000	2,965,214
Renewable Energy Corp. AS	603,100	8,108,685
TGS Nopec Geophysical Co. ASA (a)	200,000	3,542,009
TOTAL NORWAY		35,784,495
Singapore - 1.1%
GigaMedia Ltd. (a)	1,429,000	12,518,040
Spain - 4.7%
Abengoa SA	658,324	15,464,338
Azucarera Ebro Agricolas SA	900,000	18,692,740
Cementos Portland Valderriv SA	11,900	1,199,317
Grifols SA	1,927,380	16,593,468
TOTAL SPAIN		51,949,863
Sweden - 3.6%
Bergman & Beving AB (B Shares)	300,000	5,827,425
Boliden AB	645,000	11,455,053
HIQ International AB (d)	310,600	1,473,856
Lindex AB	1,000,000	13,458,577
Modern Times Group AB (MTG) (B Shares)	143,100	7,098,116
TOTAL SWEDEN		39,313,027
Switzerland - 0.9%
SEZ Holding AG (a)	200,000	4,916,101
Sulzer AG (Reg.)	6,000	4,490,310
TOTAL SWITZERLAND		9,406,411
Common Stocks - continued
	Shares	Value
United Kingdom - 7.0%
Autonomy Corp. PLC (a)	700,000	$ 5,590,140
CSR PLC (a)	484,246	10,267,162
Expro International Group PLC	544,005	6,432,727
Informa PLC	500,000	4,072,349
Meggitt PLC	2,135,431	11,837,630
Michael Page International PLC	1,269,827	7,822,001
Optos PLC	1,900,000	6,841,266
Renovo Group PLC	6,837,663	13,667,213
Wolfson Microelectronics PLC (a)	500,000	4,221,793
Xansa PLC	5,150,000	6,469,758
TOTAL UNITED KINGDOM		77,222,039
United States of America - 5.5%
Allegheny Technologies, Inc. (d)	266,100	17,001,129
RTI International Metals, Inc. (a)	278,300	12,824,064
Titanium Metals Corp.	1,072,250	30,923,682
TOTAL UNITED STATES OF AMERICA		60,748,875
TOTAL COMMON STOCKS (Cost $1,083,680,984)		1,103,255,787
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 5.3% (b)	6,267,586	6,267,586
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	110,020,357	110,020,357
TOTAL MONEY MARKET FUNDS (Cost $116,287,943)		116,287,943
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,199,968,927)		1,219,543,730
NET OTHER ASSETS - (10.2)%		(112,794,416)
NET ASSETS - 100%		$ 1,106,749,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 700,568
Fidelity Securities Lending Cash Central Fund	1,463,499
Total	$ 2,164,067
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,201,498,623. Net unrealized appreciation aggregated $18,045,107, of which $121,587,397 related to appreciated investment securities and $103,542,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.100

AILS-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Australia - 5.5%
CSL Ltd.	266,300	$ 10,763,763
Downer EDI Ltd.	2,014,438	11,561,288
Dyno Nobel Ltd.	5,709,400	10,630,831
Oxiana Ltd.	3,000,000	7,011,187
United Group Ltd.	796,308	8,640,021
WorleyParsons Ltd. (d)	306,898	4,714,970
Zinifex Ltd.	950,000	7,679,741
TOTAL AUSTRALIA		61,001,801
Austria - 1.2%
Andritz AG	76,474	13,382,717
Belgium - 1.2%
Ackermans & Van Haaren SA	74,230	5,475,722
Delhaize Group	113,000	8,187,980
TOTAL BELGIUM		13,663,702
Bermuda - 0.4%
SeaDrill Ltd. (a)(d)	344,900	4,497,088
China - 0.7%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	289,100	2,937,256
Global Bio-Chem Technology Group Co. Ltd.	15,223,300	5,113,552
TOTAL CHINA		8,050,808
Finland - 2.5%
KCI Konecranes Oyj	734,000	13,501,079
Metso Corp.	389,900	14,059,634
TOTAL FINLAND		27,560,713
France - 7.3%
Alstom SA (a)	137,662	11,948,502
ALTEN (a)	146,092	4,506,646
Compagnie Generale de Geophysique SA (a)	90,902	15,710,179
Neopost SA	178,400	19,426,705
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	754,912	20,134,309
Vallourec SA	43,300	9,413,635
TOTAL FRANCE		81,139,976
Germany - 12.8%
Demag Cranes AG	600,000	18,562,450
Deutz AG (a)	1,951,432	16,451,567
Lanxess AG (a)	175,600	6,574,311
Common Stocks - continued
	Shares	Value
Germany - continued
MG Technologies AG	1,119,800	$ 18,323,123
MPC Muenchmeyer Petersen Capital AG	65,957	4,776,985
MTU Aero Engines Holding AG	281,750	10,019,431
Pfleiderer AG	233,312	5,513,390
Q-Cells AG (d)	106,900	7,654,921
SGL Carbon AG (a)	320,000	5,894,204
SolarWorld AG (d)	134,400	7,346,009
Techem AG	366,400	16,848,757
Wacker Chemie AG	60,200	6,267,062
Wincor Nixdorf AG	130,900	17,268,944
TOTAL GERMANY		141,501,154
Hong Kong - 0.8%
Guangzhou Investment Co. Ltd.	25,376,000	4,408,901
PYI Corp. Ltd.	12,651,508	4,200,833
TOTAL HONG KONG		8,609,734
India - 0.3%
Bajaj Hindusthan Ltd.	500,000	3,570,968
Italy - 2.9%
Banca Italease Spa	339,240	16,124,143
Eurotech Spa	210,000	2,710,065
Lottomatica Spa	220,000	8,174,785
Nice Spa	577,500	4,904,765
TOTAL ITALY		31,913,758
Japan - 36.3%
Access Co. Ltd. (a)(d)	1,065	6,140,122
Air Water, Inc. (d)	941,000	8,732,874
Alpen Co. Ltd.	135,400	4,263,358
ARRK Corp.	377,800	7,480,209
Asahi Glass Co. Ltd.	464,000	5,945,190
Asics Corp.	484,000	4,783,009
Asset Managers Co. Ltd. (d)	3,916	8,129,158
Atrium Co. Ltd. (d)	50,000	3,903,184
Chiyoda Corp.	336,000	6,447,449
Credit Saison Co. Ltd.	130,800	5,670,092
Daiei, Inc. (a)(d)	162,700	2,994,304
Dainippon Screen Manufacturing Co. Ltd.	516,000	4,014,584
Fujikura Ltd.	1,275,000	15,891,627
Furukawa Co. Ltd. (d)	1,000,000	1,883,995
Furukawa Electric Co. Ltd.	838,000	5,416,119
Common Stocks - continued
	Shares	Value
Japan - continued
Haseko Corp. (a)(d)	1,451,000	$ 4,935,805
Hisamitsu Pharmaceutical Co., Inc.	321,700	10,213,589
Hitachi Construction Machinery Co. Ltd.	193,500	4,548,474
Hitachi Metals Ltd.	685,000	6,386,960
Intelligence Ltd. (d)	2,727	7,611,339
Intelligent Wave, Inc. (d)	7,474	6,518,971
Izumiya Co. Ltd.	476,000	3,425,207
Japan Asia Investment Co. Ltd.	500,000	2,891,409
Japan General Estate Co. Ltd.	625,400	14,155,369
Japan Steel Works Ltd. (d)	677,000	4,174,784
JGC Corp.	794,000	13,158,308
Joint Corp. (d)	338,600	9,214,409
Kenedix, Inc. (d)	2,000	8,111,644
KK daVinci Advisors (a)(d)	18,098	15,075,089
Konaka Co. Ltd.	241,900	3,597,379
Meiko Electronics Co. Ltd.	100,000	4,526,821
Miraial Co. Ltd.	49,400	3,524,570
Mitsubishi Logistics Corp.	290,000	4,216,572
Mitsui Engineering & Shipbuilding Co.	1,547,000	4,250,371
Nabtesco Corp.	587,000	6,717,348
NEOMAX Co. Ltd. (d)	464,000	8,681,029
NGK Insulators Ltd.	387,000	4,965,347
Nidec Sankyo Corp. (d)	500,000	5,883,123
Nifco, Inc. (d)	125,000	2,431,313
Nintendo Co. Ltd.	70,000	13,071,958
Nippon Electric Glass Co. Ltd.	182,000	4,063,847
Nissan Chemical Industries Co. Ltd.	280,000	3,526,559
OMC Card, Inc. (d)	1,335,500	12,661,915
Omron Corp.	235,700	5,931,047
Organo Corp.	525,000	4,409,725
ORIX Corp.	40,760	10,683,280
Ryohin Keikaku Co. Ltd.	110,200	8,343,096
Sojitz Corp. (a)	500,000	1,613,607
Sumco Corp. (d)	228,600	13,279,337
Sumitomo Titanium Corp. (d)	21,900	3,379,075
Sysmex Corp.	151,600	6,955,220
Takeuchi Manufacturing Co. Ltd.	90,700	4,177,026
The Daimaru, Inc.	457,000	5,468,853
Toho Tenax Co. Ltd. (a)(d)	1,262,000	8,013,397
Toho Titanium Co. Ltd. (d)	85,800	4,235,744
Tokai Carbon Co. Ltd. (d)	500,000	2,786,742
Tokuyama Corp. (d)	1,035,000	13,748,844
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	1,180,000	$ 9,911,382
UNY Co. Ltd.	200,000	2,873,092
Urban Corp.	266,700	2,965,918
Valor Co. Ltd.	144,000	2,555,953
Venture Link Co. Ltd. (a)(d)	712,000	1,838,221
Zeon Corp.	387,000	4,138,352
TOTAL JAPAN		401,542,694
Luxembourg - 0.7%
Acergy SA (a)	434,600	7,462,082
Netherlands - 1.1%
Buhrmann NV	900,000	12,415,842
Norway - 3.2%
Fred Olsen Energy ASA (a)(d)	98,900	4,547,533
Petroleum Geo-Services ASA (a)	307,200	16,621,054
ProSafe ASA	50,000	2,965,214
Renewable Energy Corp. AS	603,100	8,108,685
TGS Nopec Geophysical Co. ASA (a)	200,000	3,542,009
TOTAL NORWAY		35,784,495
Singapore - 1.1%
GigaMedia Ltd. (a)	1,429,000	12,518,040
Spain - 4.7%
Abengoa SA	658,324	15,464,338
Azucarera Ebro Agricolas SA	900,000	18,692,740
Cementos Portland Valderriv SA	11,900	1,199,317
Grifols SA	1,927,380	16,593,468
TOTAL SPAIN		51,949,863
Sweden - 3.6%
Bergman & Beving AB (B Shares)	300,000	5,827,425
Boliden AB	645,000	11,455,053
HIQ International AB (d)	310,600	1,473,856
Lindex AB	1,000,000	13,458,577
Modern Times Group AB (MTG) (B Shares)	143,100	7,098,116
TOTAL SWEDEN		39,313,027
Switzerland - 0.9%
SEZ Holding AG (a)	200,000	4,916,101
Sulzer AG (Reg.)	6,000	4,490,310
TOTAL SWITZERLAND		9,406,411
Common Stocks - continued
	Shares	Value
United Kingdom - 7.0%
Autonomy Corp. PLC (a)	700,000	$ 5,590,140
CSR PLC (a)	484,246	10,267,162
Expro International Group PLC	544,005	6,432,727
Informa PLC	500,000	4,072,349
Meggitt PLC	2,135,431	11,837,630
Michael Page International PLC	1,269,827	7,822,001
Optos PLC	1,900,000	6,841,266
Renovo Group PLC	6,837,663	13,667,213
Wolfson Microelectronics PLC (a)	500,000	4,221,793
Xansa PLC	5,150,000	6,469,758
TOTAL UNITED KINGDOM		77,222,039
United States of America - 5.5%
Allegheny Technologies, Inc. (d)	266,100	17,001,129
RTI International Metals, Inc. (a)	278,300	12,824,064
Titanium Metals Corp.	1,072,250	30,923,682
TOTAL UNITED STATES OF AMERICA		60,748,875
TOTAL COMMON STOCKS (Cost $1,083,680,984)		1,103,255,787
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 5.3% (b)	6,267,586	6,267,586
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	110,020,357	110,020,357
TOTAL MONEY MARKET FUNDS (Cost $116,287,943)		116,287,943
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,199,968,927)		1,219,543,730
NET OTHER ASSETS - (10.2)%		(112,794,416)
NET ASSETS - 100%		$ 1,106,749,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 700,568
Fidelity Securities Lending Cash Central Fund	1,463,499
Total	$ 2,164,067
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,201,498,623. Net unrealized appreciation aggregated $18,045,107, of which $121,587,397 related to appreciated investment securities and $103,542,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity International
Value Fund

July 31, 2006

1.834741.100

FIV-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 2.0%
Amcor Ltd.	55,300	$ 286,870
Australia & New Zealand Banking Group Ltd.	17,300	334,717
Macquarie Airports unit	159,900	377,372
National Australia Bank Ltd.	34,600	946,794
Zinifex Ltd.	31,500	254,644
TOTAL AUSTRALIA		2,200,397
Austria - 1.4%
OMV AG	24,500	1,502,789
Brazil - 1.4%
Companhia Vale do Rio Doce sponsored ADR	41,000	951,200
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,100	631,267
TOTAL BRAZIL		1,582,467
Canada - 0.8%
Cognos, Inc. (a)	18,200	568,750
Research In Motion Ltd. (a)	5,100	334,713
TOTAL CANADA		903,463
Cayman Islands - 2.4%
GlobalSantaFe Corp.	49,300	2,708,049
China - 0.2%
Dongfeng Motor Group Co. Ltd. (H Shares)	460,000	206,021
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	7,200	262,968
Finland - 0.4%
Nokia Corp. sponsored ADR	19,800	393,030
France - 9.8%
Accor SA	16,200	955,606
AXA SA sponsored ADR	18,600	639,654
BNP Paribas SA	18,300	1,781,213
Bouygues SA	6,000	299,590
Carrefour SA	9,900	617,240
Compagnie de St. Gobain	24,900	1,777,956
Pernod Ricard SA	6,600	1,374,173
Peugeot Citroen SA	11,900	624,587
Sanofi-Aventis sponsored ADR	8,100	383,859
Total SA sponsored ADR	29,600	2,019,608
Vivendi Universal SA	12,115	409,002
TOTAL FRANCE		10,882,488
Common Stocks - continued
	Shares	Value
Germany - 8.1%
Adidas-Salomon AG	6,800	$ 317,212
Allianz AG sponsored ADR	138,000	2,170,740
BASF AG sponsored ADR	25,400	2,044,446
DaimlerChrysler AG	36,500	1,885,225
E.ON AG	15,900	1,916,109
Heidelberger Druckmaschinen AG	15,900	655,806
TOTAL GERMANY		8,989,538
Greece - 0.5%
Greek Organization of Football Prognostics SA	14,400	522,753
Hong Kong - 2.3%
Swire Pacific Ltd. (A Shares)	213,800	2,220,520
Yue Yuen Industrial Holdings Ltd.	129,500	362,495
TOTAL HONG KONG		2,583,015
India - 0.7%
Satyam Computer Services Ltd.	10,000	162,226
Satyam Computer Services Ltd. sponsored ADR	17,000	599,250
TOTAL INDIA		761,476
Ireland - 0.6%
Bank of Ireland	22,100	389,566
Kerry Group PLC Class A	15,700	316,859
TOTAL IRELAND		706,425
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,200	337,416
Italy - 5.4%
Banca Intesa Spa	154,700	894,760
ENI Spa sponsored ADR	51,900	3,185,622
Mediaset Spa	45,900	520,638
Unicredito Italiano Spa	182,400	1,403,757
TOTAL ITALY		6,004,777
Japan - 19.0%
Asahi Breweries Ltd.	38,500	562,137
Astellas Pharma, Inc.	11,200	445,460
Canon, Inc.	44,750	2,150,387
Daiwa Securities Group, Inc.	32,000	357,540
East Japan Railway Co.	245	1,822,808
Fujitsu Ltd.	51,000	395,456
Japan Tobacco, Inc.	200	765,809
Common Stocks - continued
	Shares	Value
Japan - continued
Kao Corp.	14,000	$ 363,890
Mitsui & Co. Ltd.	180,000	2,742,782
Mizuho Financial Group, Inc.	308	2,587,039
Nippon Oil Corp.	230,000	1,801,483
Nippon Steel Corp.	102,000	396,790
Nippon Yusen KK	88,000	566,454
ORIX Corp.	5,590	1,465,150
Takeda Pharamaceutical Co. Ltd.	9,100	587,353
Tokyo Gas Co. Ltd.	403,000	2,003,576
Toyota Motor Corp.	39,100	2,057,051
TOTAL JAPAN		21,071,165
Korea (South) - 1.6%
Kookmin Bank sponsored ADR	4,300	370,832
Samsung Electronics Co. Ltd. GDR	4,435	1,411,439
TOTAL KOREA (SOUTH)		1,782,271
Netherlands - 2.9%
ING Groep NV sponsored ADR	64,400	2,608,200
Royal DSM NV	15,000	586,304
TOTAL NETHERLANDS		3,194,504
Norway - 3.7%
DnB NOR ASA	115,400	1,462,492
Fred Olsen Energy ASA (a)	27,000	1,241,490
Petroleum Geo-Services ASA (a)	10,950	592,450
Statoil ASA	25,700	762,060
Telenor ASA	2,800	35,713
TOTAL NORWAY		4,094,205
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	11,200	438,928
Russia - 0.5%
OAO Gazprom sponsored ADR	12,200	509,411
Singapore - 0.6%
DBS Group Holdings Ltd.	58,000	664,914
South Africa - 0.3%
FirstRand Ltd.	122,800	305,259
Common Stocks - continued
	Shares	Value
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	63,600	$ 1,356,588
Gestevision Telecinco SA	15,500	376,972
TOTAL SPAIN		1,733,560
Sweden - 0.7%
Atlas Copco AB (A Shares)	29,300	729,725
Switzerland - 10.1%
Adecco SA (Reg.)	8,763	509,837
Credit Suisse Group sponsored ADR	36,900	2,062,710
Nestle SA (Reg.)	5,421	1,776,312
Novartis AG sponsored ADR	26,600	1,495,452
Roche Holding AG (participation certificate)	1,728	307,506
Swiss Reinsurance Co. (Reg.)	7,069	508,355
UBS AG (NY Shares)	46,700	2,540,480
Zurich Financial Services AG (Reg.)	8,892	1,996,031
TOTAL SWITZERLAND		11,196,683
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	116,000	687,229
Turkey - 0.2%
Turkiye Garanti Bankasi AS	85,000	244,057
United Kingdom - 18.6%
BAE Systems PLC	102,600	684,712
Barclays PLC	186,000	2,199,915
BHP Billiton PLC	70,600	1,337,307
British American Tobacco PLC	53,500	1,439,418
HSBC Holdings PLC (United Kingdom) (Reg.)	173,900	3,163,590
National Grid PLC	67,400	767,401
Prudential PLC	77,600	815,404
Royal Bank of Scotland Group PLC	132,500	4,311,738
SABMiller PLC	20,400	409,663
Smiths Group PLC	61,300	1,032,321
Taylor Woodrow PLC	61,200	393,563
Tesco PLC	64,600	433,830
Vedanta Resources PLC	17,400	429,054
Vodafone Group PLC sponsored ADR	109,112	2,365,548
Yell Group PLC	85,600	813,917
TOTAL UNITED KINGDOM		20,597,381
Common Stocks - continued
	Shares	Value
United States of America - 0.5%
NTL, Inc.	22,900	$ 523,265
TOTAL COMMON STOCKS (Cost $106,218,460)		108,319,629
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.3% (b) (Cost $2,579,939)	2,579,939	2,579,939
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $108,798,399)		110,899,568
NET OTHER ASSETS - (0.1)%		(135,493)
NET ASSETS - 100%		$ 110,764,075
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,948
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $108,814,637. Net unrealized appreciation aggregated $2,084,931, of which $3,618,807 related to appreciated investment securities and $1,533,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.100

AFIV-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 2.0%
Amcor Ltd.	55,300	$ 286,870
Australia & New Zealand Banking Group Ltd.	17,300	334,717
Macquarie Airports unit	159,900	377,372
National Australia Bank Ltd.	34,600	946,794
Zinifex Ltd.	31,500	254,644
TOTAL AUSTRALIA		2,200,397
Austria - 1.4%
OMV AG	24,500	1,502,789
Brazil - 1.4%
Companhia Vale do Rio Doce sponsored ADR	41,000	951,200
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,100	631,267
TOTAL BRAZIL		1,582,467
Canada - 0.8%
Cognos, Inc. (a)	18,200	568,750
Research In Motion Ltd. (a)	5,100	334,713
TOTAL CANADA		903,463
Cayman Islands - 2.4%
GlobalSantaFe Corp.	49,300	2,708,049
China - 0.2%
Dongfeng Motor Group Co. Ltd. (H Shares)	460,000	206,021
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	7,200	262,968
Finland - 0.4%
Nokia Corp. sponsored ADR	19,800	393,030
France - 9.8%
Accor SA	16,200	955,606
AXA SA sponsored ADR	18,600	639,654
BNP Paribas SA	18,300	1,781,213
Bouygues SA	6,000	299,590
Carrefour SA	9,900	617,240
Compagnie de St. Gobain	24,900	1,777,956
Pernod Ricard SA	6,600	1,374,173
Peugeot Citroen SA	11,900	624,587
Sanofi-Aventis sponsored ADR	8,100	383,859
Total SA sponsored ADR	29,600	2,019,608
Vivendi Universal SA	12,115	409,002
TOTAL FRANCE		10,882,488
Common Stocks - continued
	Shares	Value
Germany - 8.1%
Adidas-Salomon AG	6,800	$ 317,212
Allianz AG sponsored ADR	138,000	2,170,740
BASF AG sponsored ADR	25,400	2,044,446
DaimlerChrysler AG	36,500	1,885,225
E.ON AG	15,900	1,916,109
Heidelberger Druckmaschinen AG	15,900	655,806
TOTAL GERMANY		8,989,538
Greece - 0.5%
Greek Organization of Football Prognostics SA	14,400	522,753
Hong Kong - 2.3%
Swire Pacific Ltd. (A Shares)	213,800	2,220,520
Yue Yuen Industrial Holdings Ltd.	129,500	362,495
TOTAL HONG KONG		2,583,015
India - 0.7%
Satyam Computer Services Ltd.	10,000	162,226
Satyam Computer Services Ltd. sponsored ADR	17,000	599,250
TOTAL INDIA		761,476
Ireland - 0.6%
Bank of Ireland	22,100	389,566
Kerry Group PLC Class A	15,700	316,859
TOTAL IRELAND		706,425
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,200	337,416
Italy - 5.4%
Banca Intesa Spa	154,700	894,760
ENI Spa sponsored ADR	51,900	3,185,622
Mediaset Spa	45,900	520,638
Unicredito Italiano Spa	182,400	1,403,757
TOTAL ITALY		6,004,777
Japan - 19.0%
Asahi Breweries Ltd.	38,500	562,137
Astellas Pharma, Inc.	11,200	445,460
Canon, Inc.	44,750	2,150,387
Daiwa Securities Group, Inc.	32,000	357,540
East Japan Railway Co.	245	1,822,808
Fujitsu Ltd.	51,000	395,456
Japan Tobacco, Inc.	200	765,809
Common Stocks - continued
	Shares	Value
Japan - continued
Kao Corp.	14,000	$ 363,890
Mitsui & Co. Ltd.	180,000	2,742,782
Mizuho Financial Group, Inc.	308	2,587,039
Nippon Oil Corp.	230,000	1,801,483
Nippon Steel Corp.	102,000	396,790
Nippon Yusen KK	88,000	566,454
ORIX Corp.	5,590	1,465,150
Takeda Pharamaceutical Co. Ltd.	9,100	587,353
Tokyo Gas Co. Ltd.	403,000	2,003,576
Toyota Motor Corp.	39,100	2,057,051
TOTAL JAPAN		21,071,165
Korea (South) - 1.6%
Kookmin Bank sponsored ADR	4,300	370,832
Samsung Electronics Co. Ltd. GDR	4,435	1,411,439
TOTAL KOREA (SOUTH)		1,782,271
Netherlands - 2.9%
ING Groep NV sponsored ADR	64,400	2,608,200
Royal DSM NV	15,000	586,304
TOTAL NETHERLANDS		3,194,504
Norway - 3.7%
DnB NOR ASA	115,400	1,462,492
Fred Olsen Energy ASA (a)	27,000	1,241,490
Petroleum Geo-Services ASA (a)	10,950	592,450
Statoil ASA	25,700	762,060
Telenor ASA	2,800	35,713
TOTAL NORWAY		4,094,205
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	11,200	438,928
Russia - 0.5%
OAO Gazprom sponsored ADR	12,200	509,411
Singapore - 0.6%
DBS Group Holdings Ltd.	58,000	664,914
South Africa - 0.3%
FirstRand Ltd.	122,800	305,259
Common Stocks - continued
	Shares	Value
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	63,600	$ 1,356,588
Gestevision Telecinco SA	15,500	376,972
TOTAL SPAIN		1,733,560
Sweden - 0.7%
Atlas Copco AB (A Shares)	29,300	729,725
Switzerland - 10.1%
Adecco SA (Reg.)	8,763	509,837
Credit Suisse Group sponsored ADR	36,900	2,062,710
Nestle SA (Reg.)	5,421	1,776,312
Novartis AG sponsored ADR	26,600	1,495,452
Roche Holding AG (participation certificate)	1,728	307,506
Swiss Reinsurance Co. (Reg.)	7,069	508,355
UBS AG (NY Shares)	46,700	2,540,480
Zurich Financial Services AG (Reg.)	8,892	1,996,031
TOTAL SWITZERLAND		11,196,683
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	116,000	687,229
Turkey - 0.2%
Turkiye Garanti Bankasi AS	85,000	244,057
United Kingdom - 18.6%
BAE Systems PLC	102,600	684,712
Barclays PLC	186,000	2,199,915
BHP Billiton PLC	70,600	1,337,307
British American Tobacco PLC	53,500	1,439,418
HSBC Holdings PLC (United Kingdom) (Reg.)	173,900	3,163,590
National Grid PLC	67,400	767,401
Prudential PLC	77,600	815,404
Royal Bank of Scotland Group PLC	132,500	4,311,738
SABMiller PLC	20,400	409,663
Smiths Group PLC	61,300	1,032,321
Taylor Woodrow PLC	61,200	393,563
Tesco PLC	64,600	433,830
Vedanta Resources PLC	17,400	429,054
Vodafone Group PLC sponsored ADR	109,112	2,365,548
Yell Group PLC	85,600	813,917
TOTAL UNITED KINGDOM		20,597,381
Common Stocks - continued
	Shares	Value
United States of America - 0.5%
NTL, Inc.	22,900	$ 523,265
TOTAL COMMON STOCKS (Cost $106,218,460)		108,319,629
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.3% (b) (Cost $2,579,939)	2,579,939	2,579,939
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $108,798,399)		110,899,568
NET OTHER ASSETS - (0.1)%		(135,493)
NET ASSETS - 100%		$ 110,764,075
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,948
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $108,814,637. Net unrealized appreciation aggregated $2,084,931, of which $3,618,807 related to appreciated investment securities and $1,533,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006